UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6332

Rochester Portfolio Series

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: December 31

Date of reporting period: 9/30/2013

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS      September 30, 2013 / Unaudited

Principal Amount		Coupon		Maturity	Effective Maturity*	Value
Municipal Bonds and Notes—100.8%
New York—73.9%
$1,440,000	Addison, NY Central School District	5.000%		06/01/2021	06/01/2020A	$1,624,478
1,325,000	Addison, NY Central School District	5.000		06/01/2020	06/01/2020	1,517,947
1,295,000	Addison, NY Central School District	5.000		06/01/2022	06/01/2020A	1,444,598
200,000	Addison, NY Central School District	5.000		06/01/2016	06/01/2016	219,914
1,045,000	Addison, NY Central School District	5.000		06/01/2018	06/01/2018	1,187,925
2,100,000	Albany County, NY IDA (Albany College of Pharmacy)[1]	5.250		12/01/2019	12/01/2014A	2,160,165
50,000	Albany County, NY IDA (Wildwood Programs)[1]	4.900		07/01/2021	08/04/2019B	46,846
200,000	Albany, NY Capital Resource Corp. (St. Peter’s Hospital)[1]	6.000		11/15/2025	11/15/2020A	225,468
260,000	Albany, NY Hsg. Authority (Lark Drive)[1]	5.400		12/01/2018	10/31/2013A	260,476
75,000	Albany, NY Hsg. Authority (Lark Drive)	5.200		12/01/2013	10/31/2013A	75,240
1,365,000	Albany, NY IDA (Brighter Choice Charter School for Girls)[1]	4.500		04/01/2018	12/06/2016A	1,376,002
820,000	Albany, NY IDA (Brighter Choice Charter School for Girls)[1]	4.550		04/01/2015	10/05/2014B	832,464
720,000	Albany, NY IDA (H. Johnson Office Park)[1]	5.750	[2]	03/01/2018	04/08/2016B	727,754
2,590,000	Albany, NY IDA (St. Peter’s Hospital)[1]	5.250		11/15/2027	11/15/2017A	2,720,665
3,000,000	Albany, NY IDA (St. Peter’s Hospital)[1]	5.750		11/15/2022	11/15/2017A	3,287,700
3,710,000	Albany, NY IDA (St. Peter’s Hospital)[1]	5.250		11/15/2032	11/15/2017A	3,807,165
140,000	Allegany County, NY IDA (Alfred University)[1]	5.000		08/01/2028	10/31/2013A	140,060
20,000	Blasdell, NY Water System[1]	5.125		06/15/2017	10/31/2013A	20,081
25,000	Blue Point, NY Fire District	4.625		08/01/2015	10/31/2013A	25,080
570,000	Brookhaven, NY IDA (Enecon Corp.)[1]	5.800		11/01/2018	07/02/2016B	556,394
1,550,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	5.750		07/15/2020	01/15/2020A	1,662,034
1,355,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	5.750		07/15/2019	07/15/2019	1,539,727
2,325,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	5.750		07/15/2017	07/15/2017	2,605,139
1,400,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	5.750		07/15/2018	07/15/2018	1,586,942
1,350,000	Buffalo & Erie County, NY Industrial Land Devel. (Buffalo State College Foundation Hsg. Corp.)[1]	5.750		10/01/2026	04/01/2021A	1,529,158
25,000	Buffalo, NY GO (Parking)	4.400		11/15/2013	10/31/2013A	25,083
2,000,000	Build NYC Resource Corp. (Royal Charter Properties & Presbyterian Hospital)	4.750		12/15/2026	12/15/2022A	2,082,660
1,650,000	Build NYC Resource Corp. (Wagner College)[1]	5.000		07/01/2026	07/01/2022A	1,762,596
1,705,000	Build NYC Resource Corp. (Wagner College)[1]	5.000		07/01/2025	07/01/2022A	1,844,196
1,395,000	Build NYC Resource Corp. (Wagner College)[1]	5.000		07/01/2024	07/01/2022A	1,530,036
1,705,000	Build NYC Resource Corp. (Wagner College)[1]	5.000		07/01/2028	07/01/2022A	1,784,845
500,000	Build NYC Resource Corp. (YMCA of Greater New York)	5.000		08/01/2022	08/01/2022	570,020

1	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS      Unaudited / (Continued)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
$ 600,000	Build NYC Resource Corp. (YMCA of Greater New York)	5.000%	08/01/2021	08/01/2021	$684,090
1,000,000	Build NYC Resource Corp. (YMCA of Greater New York)	5.000	08/01/2032	08/01/2022A	1,020,700
395,000	Bushnell Basin, NY Fire Assoc. (Volunteer Fire Dept.)[1]	5.250	11/01/2015	11/15/2014B	390,959
500,000	Cattaraugus County, NY IDA (St. Bonaventure University)[1]	5.000	05/01/2023	05/01/2016A	503,240
170,000	Chautaugua County, NY Public Improvement[1]	4.600	04/15/2014	04/15/2014	173,961
815,000	Chautauqua County, NY Tobacco Asset Securitization Corp.[1]	6.250	07/01/2016	07/08/2015B	809,132
3,805,000	Chautauqua County, NY Tobacco Asset Securitization Corp.[1]	6.500	07/01/2024	06/07/2021B	3,707,402
18,160,000	Chautauqua County, NY Tobacco Asset Securitization Corp.[1]	6.750	07/01/2040	05/29/2034B	16,959,806
20,000	Chemung County, NY IDA (Arnot Ogden Medical Center)[1]	5.000	11/01/2029	11/01/2013A	20,009
50,000	Chestertown, NY Fire District[1]	5.125	05/15/2020	11/15/2013A	50,654
25,000	Clinton County, NY GO	4.500	07/15/2014	10/31/2013A	25,075
200,000	Colonie, NY GO1	4.375	10/01/2018	10/31/2013A	200,376
10,000	Cornwall on Hudson, NY1	5.000	07/15/2015	01/15/2014A	10,120
15,000	Deerfield, NY GO1	5.500	06/15/2019	06/15/2016A	15,880
10,000	Deerfield, NY GO1	5.500	06/15/2018	06/15/2016A	10,674
15,000	Deerfield, NY GO1	5.500	06/15/2020	06/15/2016A	15,776
10,000	Deerfield, NY GO1	5.500	06/15/2016	06/15/2016	10,873
10,000	Deerfield, NY GO1	5.500	06/15/2017	06/15/2016A	10,784
10,000	Deerfield, NY GO1	5.500	06/15/2014	06/15/2014	10,273
10,000	Deerfield, NY GO1	5.500	06/15/2015	06/15/2015	10,609
3,250,000	Dutchess County, NY Local Devel. Corp. (Anderson Center Services)[1]	6.000	10/01/2030	06/20/2024B	3,215,907
1,135,000	East Rochester, NY Hsg. Authority (Perinton-Fairport)[1]	4.800	08/01/2019	02/01/2014A	1,166,644
2,500,000	East Rochester, NY Hsg. Authority (St. John’s Health Care)[1]	5.000	04/20/2027	10/20/2020A	2,665,600
510,000	East Rochester, NY Hsg. Authority (Woodland Village)[1]	5.500	08/01/2033	05/21/2027B	455,114
1,690,000	East Rochester, NY Hsg. Authority (Woodland Village)[1]	5.150	08/01/2016	08/13/2015B	1,716,770
150,000	East Syracuse, NY Hsg. Authority (Bennett Manor Associates)[1,3]	6.700	04/01/2021	10/30/2013A	150,381
2,595,000	Erie County, NY IDA (Buffalo City School District)[1]	5.750	05/01/2029	05/01/2018A	2,906,841
155,000	Erie County, NY IDA (Medaille College)[1]	6.875	10/01/2013	10/01/2013	155,011
2,000,000	Erie County, NY IDA (School Facility)	5.000	05/01/2026	05/01/2022A	2,194,380
3,310,000	Erie County, NY IDA (School Facility)	5.000	05/01/2025	05/01/2022A	3,691,080
500,000	Erie County, NY Public Improvement District	5.000	04/01/2025	04/01/2022A	554,275
700,000	Erie County, NY Public Improvement District	5.000	04/01/2026	04/01/2022A	768,159
600,000	Erie County, NY Public Improvement District	5.000	04/01/2023	04/01/2022A	681,768
525,000	Erie County, NY Public Improvement District	5.000	04/01/2024	04/01/2022A	588,331

2	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS      Unaudited / (Continued)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
$9,750,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000%	06/01/2038	08/02/2027B	$7,586,963
29,615,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000	06/01/2031	07/24/2022B	24,772,059
250,000	Essex County, NY IDA (International Paper Company)[1]	6.450	11/15/2023	10/31/2013A	250,012
360,000	Essex County, NY IDA (North Country Community College Foundation)[1]	4.600	06/01/2015	06/01/2015	377,482
30,000	Essex County, NY Improvement Authority (Mt. Carmel Towers)[1]	4.850	11/01/2032	11/01/2013A	30,307
285,000	Franklin County, NY IDA (North Country Community College Foundation)[1]	4.600	06/01/2015	06/01/2015	299,421
835,000	Franklin County, NY Solid Waste Management Authority[1]	5.000	06/01/2027	06/01/2022A	880,591
2,725,000	Geneva, NY Devel. Corp. (Hobart & William Smith Colleges)	5.000	09/01/2032	09/01/2022A	2,864,983
500,000	Geneva, NY Devel. Corp. (Hobart & William Smith Colleges)[1]	5.000	09/01/2025	09/01/2022A	550,175
750,000	Glen Cove, NY GO1	6.250	04/01/2024	04/01/2016A	785,400
1,105,000	Glen Cove, NY GO1	6.250	04/01/2026	04/01/2016A	1,149,034
905,000	Glen Cove, NY GO1	6.250	04/01/2025	04/01/2016A	944,386
10,000	Glen Falls, NY GO1	5.250	04/01/2018	04/01/2014A	10,130
285,000	Gloversville, NY GO1	5.800	03/15/2018	03/15/2014A	286,605
270,000	Gloversville, NY GO1	5.800	03/15/2017	03/15/2014A	276,601
50,000	Gloversville, NY GO1	5.800	03/15/2015	03/15/2014A	51,236
235,000	Gloversville, NY GO1	5.800	03/15/2014	03/15/2014	241,011
75,000	Hempstead Village, NY GO1	5.000	09/15/2020	09/15/2016A	79,196
75,000	Hempstead Village, NY GO1	5.000	09/15/2017	09/15/2016A	81,673
75,000	Hempstead Village, NY GO1	5.000	09/15/2021	09/15/2016A	78,515
75,000	Hempstead Village, NY GO1	5.000	09/15/2023	09/15/2016A	77,693
75,000	Hempstead Village, NY GO1	5.000	09/15/2022	09/15/2016A	78,106
75,000	Hempstead Village, NY GO1	5.000	09/15/2018	09/15/2016A	80,686
75,000	Hempstead Village, NY GO1	5.000	09/15/2019	09/15/2016A	79,948
495,000	Hempstead, NY IDA (Peninsula Counseling Center)[1]	5.750	11/01/2018	07/06/2016B	473,477
20,000	Hudson Falls, NY Central School District[1]	4.750	06/15/2019	06/15/2019	22,076
185,000	Islip, NY IDA (United Cerebral Palsy Assoc.)[1]	5.500	12/01/2016	10/30/2013A	194,370
1,570,000	Islip, NY IDA (United Cerebral Palsy Assoc.)[1]	5.500	12/01/2016	10/30/2013A	1,649,521
1,175,000	Islip, NY Res Rec, Series E1	5.750	07/01/2019	07/01/2014A	1,227,064
1,315,000	Islip, NY Res Rec, Series E1	5.750	07/01/2021	07/01/2014A	1,373,268
1,000,000	Islip, NY Res Rec, Series E1	5.750	07/01/2023	07/01/2014A	1,043,150
1,100,000	Islip, NY Res Rec, Series E1	5.750	07/01/2020	07/01/2014A	1,148,741
2,990,000	Islip, NY Res Rec, Series E1	5.625	07/01/2017	07/01/2014A	3,109,869
250,000	Jamestown, NY GO1	5.000	08/01/2024	08/01/2014A	253,312
250,000	Jamestown, NY GO1	5.000	08/01/2025	08/01/2014A	253,055
2,620,000	Jefferson County, NY IDA (International Paper)[1]	5.200	12/01/2020	12/01/2013A	2,620,603
230,000	L.I., NY Power Authority[1]	6.000	05/01/2033	05/01/2019A	260,509
480,000	L.I., NY Power Authority, Series A1	6.250	04/01/2033	04/01/2019A	545,798
5,850,000	L.I., NY Power Authority, Series A1	5.000	12/01/2025	06/01/2016A	6,299,104

3	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS      Unaudited / (Continued)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
$100,000	L.I., NY Power Authority, Series A1	5.250%	12/01/2020	06/01/2016A	$108,779
19,945,000	L.I., NY Power Authority, Series A	5.000	09/01/2026	09/01/2022A	21,304,651
1,030,000	L.I., NY Power Authority, Series A1	5.100	09/01/2029	09/01/2014A	1,057,645
250,000	L.I., NY Power Authority, Series A1	5.500	04/01/2024	04/01/2019A	275,197
4,965,000	L.I., NY Power Authority, Series A1	5.000	12/01/2022	12/01/2016A	5,416,914
5,080,000	L.I., NY Power Authority, Series A1	5.000	12/01/2026	06/01/2016A	5,334,813
1,700,000	L.I., NY Power Authority, Series A1	5.750	04/01/2039	04/01/2019A	1,823,777
10,125,000	L.I., NY Power Authority, Series A1	5.000	12/01/2026	06/01/2016A	10,809,855
10,000,000	L.I., NY Power Authority, Series B	5.000	09/01/2027	09/01/2022A	10,533,900
14,825,000	L.I., NY Power Authority, Series B	5.000	09/01/2029	09/01/2022A	15,298,066
4,000,000	L.I., NY Power Authority, Series B1	5.000	09/01/2024	09/01/2022A	4,413,080
25,000	L.I., NY Power Authority, Series C1	5.000	09/01/2028	10/31/2013A	25,063
185,000	Lackawanna, NY Hsg. Authority[1]	5.000	09/01/2015	09/01/2015	200,083
2,210,000	Livingston County, NY IDA (Nicholas H. Noyes Memorial Hospital)[1]	5.875	07/01/2022	10/31/2013A	2,210,420
1,010,000	Livingston County, NY IDA (Nicholas H. Noyes Memorial Hospital)[1]	6.000	07/01/2030	04/22/2027B	1,003,566
75,000	Livonia, NY GO1	5.000	06/15/2025	06/15/2017A	78,166
85,000	Livonia, NY GO1	5.000	06/15/2023	06/15/2017A	89,438
90,000	Livonia, NY GO1	5.000	06/15/2024	06/15/2017A	94,220
70,000	Livonia, NY GO1	5.000	06/15/2020	06/15/2017A	75,358
75,000	Livonia, NY GO1	5.000	06/15/2021	06/15/2017A	79,960
80,000	Livonia, NY GO1	5.000	06/15/2022	06/15/2017A	84,624
2,020,000	Long Beach, NY GO	3.000	12/20/2013	12/20/2013	2,024,464
35,000	Lyncourt, NY Fire District[1]	6.000	10/15/2016	04/15/2014A	35,844
2,000,000	Lyons, NY Community Health Initiatives Corp.[1]	5.550	09/01/2024	09/01/2014A	2,155,280
2,065,000	Madison County, NY IDA (Morrisville State College Foundation)[1]	5.000	06/01/2022	06/01/2016A	2,097,069
100,000	Madison County, NY IDA (Morrisville State College Foundation)[1]	5.000	06/01/2015	12/04/2014B	101,038
90,000	Madison County, NY IDA (Oneida Healthcare Center)[1]	5.300	02/01/2021	10/31/2013A	90,040
1,220,000	Madison County, NY IDA (Oneida Healthcare Center)	5.500	02/01/2016	10/31/2013A	1,222,586
1,500,000	Madison County, NY IDA (Oneida Healthcare Center)[1]	5.350	02/01/2031	10/31/2013A	1,505,970
5,000	Monroe County, NY GO	5.000	06/01/2017	10/31/2013A	5,020
25,000	Monroe County, NY GO1	5.750	06/01/2015	10/31/2013A	25,115
660,000	Monroe County, NY IDA (Rochester General Hospital)	5.000	12/01/2028	12/01/2022A	680,777
400,000	Monroe County, NY IDA (Rochester General Hospital)	5.000	12/01/2026	12/01/2022A	422,508
345,000	Monroe County, NY IDA (Rochester General Hospital)	5.000	12/01/2027	12/01/2022A	359,314
9,665,000	Monroe County, NY IDA (Rochester Schools Modernization)	5.000	05/01/2029	05/01/2023A	10,269,642
515,000	Monroe County, NY IDA (Southview Towers)[1]	6.125	02/01/2020	10/31/2013A	516,324
275,000	Monroe County, NY IDA (Summit at Brighton)[1]	5.000	07/01/2016	07/13/2015B	265,966
630,000	Monroe County, NY IDA (West End Business Center)[1]	5.125	12/01/2014	06/07/2014B	622,591

4	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS      Unaudited / (Continued)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
$200,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)[1]	5.000%	10/01/2026	10/01/2021A	$208,878
615,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)	5.000	06/01/2023	06/01/2022A	674,772
330,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)	5.000	06/01/2024	06/01/2022A	355,651
2,120,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)	5.000	06/01/2021	06/01/2021	2,330,855
210,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)	5.000	06/01/2025	06/01/2022A	223,035
9,000,000	Monroe County, NY Industrial Devel. Corp. (Unity Hospital Rochester)[1]	5.500	08/15/2023	07/14/2015A	9,668,700
17,500,000	Monroe County, NY Industrial Devel. Corp. (Unity Hospital Rochester)[1]	5.750	08/15/2030	02/15/2021A	19,111,400
35,000	Monroe County, NY Water Authority[1]	5.250	08/01/2016	10/31/2013A	35,148
7,800,000	Monroe, NY Newpower Corp.[1]	6.375	01/01/2024	01/01/2014A	7,818,408
280,000	Mount Vernon, NY IDA (Kings Court)[1]	5.125	12/01/2023	12/01/2013A	283,262
975,000	Mount Vernon, NY IDA (Macedonia Towers)[1]	5.125	12/01/2023	12/01/2013A	986,027
300,000	Nassau County, NY IDA (ACDS)[1]	5.950	11/01/2022	11/01/2022	279,963
395,000	Nassau County, NY IDA (ACDS)[1]	6.000	12/01/2019	02/26/2017B	380,669
230,000	Nassau County, NY IDA (ALIA-ACDS)[1]	7.000	11/01/2016	11/01/2013A	230,085
340,000	Nassau County, NY IDA (ALIA-CMA)[1]	7.000	11/01/2016	11/01/2013A	340,126
265,000	Nassau County, NY IDA (ALIA-CRR)[1]	7.000	11/01/2016	11/01/2013A	265,098
60,000	Nassau County, NY IDA (ALIA-FREE)[1]	7.000	11/01/2016	11/01/2013A	60,022
240,000	Nassau County, NY IDA (ALIA-HKSB)[1]	7.000	11/01/2016	11/01/2013A	240,089
1,005,000	Nassau County, NY IDA (CSMR)[1]	6.000	12/01/2019	02/22/2017B	972,026
1,600,000	Nassau County, NY IDA (CSMR)[1]	5.950	11/01/2022	11/01/2022	1,493,136
200,000	Nassau County, NY IDA (Epilepsy Foundation of L.I.)[1]	5.950	11/01/2022	11/01/2022	186,642
470,000	Nassau County, NY IDA (Epilepsy Foundation of L.I.)[1]	6.000	12/01/2019	02/24/2017B	455,327
180,000	Nassau County, NY IDA (Hispanic Counseling Center)[1]	6.000	11/01/2017	11/01/2017	175,637
17,015,000	Nassau County, NY IDA (Keyspan-Glenwood Energy Center)[1]	5.250	06/01/2027	10/31/2013A	17,060,600
200,000	Nassau County, NY IDA (Life’s WORCA)[1]	5.950	11/01/2022	11/01/2022	186,642
500,000	Nassau County, NY IDA (New York Institute of Technology)[1]	5.000	03/01/2021	03/01/2020A	548,470
500,000	Nassau County, NY IDA (PLUS Group Home)[1]	6.150	11/01/2022	11/01/2022	473,235
70,000	Nassau County, NY IDA (United Veteran’s Beacon House)[1]	6.000	11/01/2017	11/01/2017	68,303
325,000	Nassau County, NY IDA (WORCA)[1]	6.000	12/01/2019	02/22/2017B	313,141
70,000	Nassau County, NY IDA, Series C1	6.000	12/01/2019	04/01/2017B	67,446
5,690,000	Nassau County, NY Local Economic Assistance Corp. (South Nassau Communities Hospital)	5.000	07/01/2027	07/01/2022A	5,833,559
2,230,000	Nassau County, NY Local Economic Assistance Corp. (South Nassau Communities Hospital)	5.000	07/01/2022	07/01/2022	2,444,972

5	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS      Unaudited / (Continued)

Principal Amount		Coupon		Maturity	Effective Maturity*	Value
$4,500,000	Nassau County, NY Local Economic Assistance Corp. (Winthrop University Hospital)	5.000%		07/01/2027	07/01/2022A	$4,585,950
21,000,000	Nassau County, NY Tobacco Settlement Corp.[1]	5.250		06/01/2026	09/03/2023B	18,805,500
15,000	New Paltz, NY Central School District[1]	4.500		06/01/2016	10/31/2013A	15,048
13,010,000	New Rochelle, NY IDA (College of New Rochelle)[1]	5.250		07/01/2027	04/07/2024B	12,747,068
4,755,000	New Rochelle, NY IDA (College of New Rochelle)[1]	5.500		07/01/2019	01/01/2014A	4,769,313
2,535,000	Newburgh, NY IDA (Bourne & Kenney Redevel. Company)[1]	5.750		02/01/2032	10/31/2013A	2,536,470
825,000	Newburgh, NY IDA (Bourne & Kenney Redevel. Company)[1]	5.650		08/01/2020	10/31/2013A	827,236
185,000	Niagara County, NY IDA (Affinity Foxwood Place)[1]	4.350		01/20/2017	07/30/2015B	190,859
800,000	Niagara County, NY IDA (Niagara Falls Memorial Medical Center)	5.750		06/01/2018	06/01/2014A	802,704
1,175,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	5.875		05/15/2022	05/15/2015B	1,165,518
11,995,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.750		05/15/2029	07/01/2019B	11,965,132
1,190,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.250		05/15/2034	04/03/2024B	1,141,377
945,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.250		05/15/2040	06/15/2028B	879,719
2,045,000	Niagara Falls, NY City School District (High School Facility)[1]	5.000		06/15/2021	06/15/2015A	2,153,835
870,000	Niagara Falls, NY City School District (High School Facility)[1]	5.000		06/15/2022	06/15/2015A	916,301
200,000	Niagara Falls, NY City School District (High School Facility)[1]	5.000		06/15/2025	06/15/2015A	210,644
250,000	Niagara Falls, NY GO1	4.500		03/01/2021	10/31/2013A	250,290
455,000	Niagara Falls, NY GO1	4.500		03/01/2019	10/31/2013A	455,751
475,000	Niagara Falls, NY GO1	4.500		03/01/2020	10/31/2013A	475,670
1,000,000	Niagara Falls, NY Public Water Authority[1]	5.500		07/15/2034	07/15/2015A	1,013,260
320,000	Niagara, NY Area Devel. Corp. (Niagara University)	5.000		05/01/2026	05/01/2022A	336,640
1,000,000	Niagara, NY Area Devel. Corp. (Niagara University)	5.000		05/01/2030	05/01/2022A	1,017,420
18,865,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.625		04/01/2029	10/31/2013A	19,006,110
3,345,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.500		04/01/2017	10/31/2013A	3,370,020
2,250,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	0.358	[2]	04/01/2024	10/02/2013A	1,986,316
100,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.500		04/01/2016	10/31/2013A	100,748
125,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.000		04/01/2028	02/24/2024B	117,856

6	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS      Unaudited / (Continued)

Principal Amount		Coupon		Maturity	Effective Maturity*	Value
$ 10,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.500%		04/01/2019	10/31/2013A	$10,075
410,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.750		04/01/2019	10/31/2013A	414,715
4,550,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	0.360	[2]	04/01/2024	10/24/2013A	4,013,473
225,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	0.360	[2]	04/01/2024	10/24/2013A	198,473
75,000	Niagara, NY Frontier Transportation Authority International Airport[1]	5.000		04/01/2018	10/31/2013A	75,014
980,000	North Babylon, NY Volunteer Fire Company[1]	5.750		08/01/2022	12/14/2018B	945,475
515,000	NY Capital District Youth Center[1]	6.000		02/01/2017	02/01/2014A	523,096
125,000	NY Convention Center (Hotel Unit)[1]	5.000		11/15/2026	11/15/2015A	133,411
4,390,000	NY Counties Tobacco Trust I1	6.500		06/01/2035	12/31/2018B	4,186,392
3,295,000	NY Counties Tobacco Trust I1	6.625		06/01/2042	12/04/2023B	3,196,018
65,000	NY Counties Tobacco Trust I1	5.875		06/01/2014	06/01/2014	64,947
4,670,000	NY Counties Tobacco Trust I1	6.300		06/01/2019	04/06/2018B	4,653,048
9,155,000	NY Counties Tobacco Trust II (TASC)[1]	5.250		06/01/2025	02/20/2014B	8,572,925
915,000	NY Counties Tobacco Trust II (TASC)[1]	5.625		06/01/2035	04/01/2020B	864,611
2,120,000	NY Counties Tobacco Trust II (TASC)[1]	6.000		06/01/2015	10/31/2013A	2,120,593
800,000	NY Counties Tobacco Trust II (TASC)[1]	5.750		06/01/2043	10/31/2013A	807,984
2,330,000	NY Counties Tobacco Trust II (TASC)[1]	6.000		06/01/2016	10/31/2013A	2,330,443
1,925,000	NY Counties Tobacco Trust II (TASC)[1]	5.750		06/01/2014	10/31/2013A	1,925,308
18,575,000	NY Counties Tobacco Trust III[1]	6.000		06/01/2043	12/01/2013A	18,573,328
6,140,000	NY Counties Tobacco Trust III[1]	5.750		06/01/2033	10/31/2013A	6,141,903
2,375,000	NY Counties Tobacco Trust IV1	4.250		06/01/2021	06/19/2014B	2,312,537
4,520,000	NY Counties Tobacco Trust IV (TASC)[1]	4.750		06/01/2026	08/07/2018B	4,006,664
38,400,000	NY Counties Tobacco Trust IV (TASC)[1]	6.250		06/01/2041	03/04/2026B	33,631,488
500,000	NY Grand Central BID (Grand Central District Management)[1]	5.000		01/01/2022	01/01/2014A	505,910
5,000	NY MTA Commuter Facilities, Series 7[1]	5.625		07/01/2016	10/31/2013A	5,217
5,000	NY MTA Commuter Facilities, Series B1	5.000		07/01/2017	10/31/2013A	5,229
50,000	NY MTA Commuter Facilities, Series B1	5.125		07/01/2024	10/31/2013A	51,393
5,000	NY MTA Commuter Facilities, Series D1	5.000		07/01/2016	10/31/2013A	5,225
300,000	NY MTA, Series 2008C1	6.250		11/15/2023	11/15/2018A	352,332
10,785,000	NY MTA, Series A1	5.000		11/15/2026	05/15/2016A	11,670,988
7,150,000	NY MTA, Series A1	5.000		11/15/2026	11/15/2017A	7,800,793
12,475,000	NY MTA, Series A1	5.250		11/15/2029	05/15/2016A	13,224,747
2,500,000	NY MTA, Series A	5.000		11/15/2029	05/15/2023A	2,663,000
6,500,000	NY MTA, Series B1	5.250		11/15/2027	11/15/2019A	7,203,560
100,000	NY MTA, Series B1	5.000		11/15/2023	11/15/2016A	111,644
5,000,000	NY MTA, Series C1	5.000		11/15/2030	11/15/2022A	5,269,350
14,000,000	NY MTA, Series C	5.000		11/15/2028	11/15/2022A	15,027,600
3,500,000	NY MTA, Series C1	5.000		11/15/2031	11/15/2022A	3,675,035
10,000,000	NY MTA, Series C	5.000		11/15/2029	11/15/2022A	10,624,100
5,000,000	NY MTA, Series D1	5.000		11/15/2031	11/15/2021A	5,227,150
6,000,000	NY MTA, Series D	5.000		11/15/2024	11/15/2017A	6,489,720

7	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS      Unaudited / (Continued)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
$ 5,000,000	NY MTA, Series D1	5.000%	11/01/2024	11/01/2022A	$5,611,600
20,000,000	NY MTA, Series D	5.000	11/15/2029	11/15/2022A	21,248,200
25,000,000	NY MTA, Series D	5.000	11/15/2027	11/15/2019A	26,990,250
4,000,000	NY MTA, Series D1	5.000	11/01/2025	11/01/2022A	4,433,800
11,800,000	NY MTA, Series D-1	5.000	11/01/2026	11/01/2022A	12,921,590
5,075,000	NY MTA, Series D-1	5.000	11/01/2028	11/01/2022A	5,446,287
16,845,000	NY MTA, Series F1	5.000	11/15/2027	11/15/2022A	18,245,493
2,230,000	NY MTA, Series F1	5.000	11/15/2030	11/15/2015A	2,268,289
19,140,000	NY MTA, Series F1	5.000	11/15/2030	11/15/2022A	20,171,072
5,000,000	NY MTA, Series H1	5.000	11/15/2030	11/15/2022A	5,269,350
30,000	NY New Hartford-Sunset Wood Funding Corp.[1]	5.950	08/01/2027	10/30/2013A	30,165
2,105,000	NY Oneida Healthcare Corp. (Oneida Health Systems)	5.500	02/01/2016	10/31/2013A	2,110,199
4,180,000	NY Oneida Healthcare Corp. (Oneida Health Systems)[1]	5.300	02/01/2021	10/31/2013A	4,183,428
10,000,000	NY Sales Tax Asset Receivable Corp.[1]	5.000	10/15/2026	10/15/2014A	10,448,000
25,720,000	NY Seneca Nation Indians Capital Improvements[1]	5.000	12/01/2023	06/01/2017A	25,876,635
10,200,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500	06/01/2019	10/31/2013A	10,247,736
8,055,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.250	06/01/2020	10/31/2013A	8,114,124
25,000	NY Tobacco Settlement Financing Corp. (TASC)	5.250	06/01/2021	10/31/2013A	25,104
11,000,000	NY Tobacco Settlement Financing Corp. (TASC)	5.500	06/01/2020	10/31/2013A	11,048,070
6,000,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.250	06/01/2020	10/31/2013A	6,025,980
35,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	4.200	06/01/2018	10/31/2013A	35,089
220,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500	06/01/2019	10/31/2013A	221,943
25,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500	06/01/2020	10/31/2013A	25,066
19,740,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500	06/01/2021	10/31/2013A	19,827,645
2,220,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.250	06/01/2021	10/31/2013A	2,226,682
125,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.250	06/01/2021	10/31/2013A	125,518
2,000,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.250	06/01/2022	10/31/2013A	2,006,020
40,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	01/01/2024	10/31/2013A	40,079
1,180,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2032	10/31/2013A	1,183,210
10,480,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2026	10/31/2013A	10,521,186
4,000,000	NY Triborough Bridge & Tunnel Authority	5.000	11/15/2029	11/15/2022A	4,357,400
225,000	NY Triborough Bridge & Tunnel Authority[1]	5.250	11/15/2022	10/31/2013A	225,952
2,635,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2032	11/15/2022A	2,811,835

8	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS      Unaudited / (Continued)

Principal Amount		Coupon		Maturity	Effective Maturity*	Value
$ 4,525,000	NY Triborough Bridge & Tunnel Authority[1]	5.000%		01/01/2025	01/01/2022A	$5,125,467
6,100,000	NY Triborough Bridge & Tunnel Authority	5.000		11/15/2027	11/15/2022A	6,804,184
5,000,000	NY Triborough Bridge & Tunnel Authority	5.000		11/15/2028	11/15/2022A	5,519,650
6,650,000	NY Triborough Bridge & Tunnel Authority[1]	5.250		11/15/2023	10/31/2013A	6,677,863
1,000,000	NY Triborough Bridge & Tunnel Authority[1]	5.000		11/15/2033	11/15/2018A	1,061,680
2,540,000	NY Triborough Bridge & Tunnel Authority[1]	5.000		11/15/2029	11/15/2022A	2,766,949
1,500,000	NY Triborough Bridge & Tunnel Authority[1]	5.000		11/15/2030	11/15/2022A	1,620,810
8,000,000	NY Triborough Bridge & Tunnel Authority	5.000		11/15/2026	05/15/2023A	8,930,720
50,000,000	NY TSASC, Inc. (TFABs)[4]	5.000		06/01/2026	06/01/2026	44,180,500
154,450,000	NY TSASC, Inc. (TFABs)[1]	4.750		06/01/2022	09/17/2015B	151,218,906
14,000,000	NY TSASC, Inc. (TFABs)[1]	5.000		06/01/2026	12/23/2021B	12,370,540
14,740,000	NY TSASC, Inc. (TFABs)[1]	5.000		06/01/2034	12/09/2027B	11,409,644
150,000	NY Valley Health Devel. Corp.[1]	6.750		05/20/2022	10/31/2013A	153,741
10,000,000	NYC Capital Resources Corp. (Albee Retail Devel.)[1]	7.250	[2]	11/01/2042	11/01/2014C	9,981,200
610,000	NYC GO1	5.000		08/01/2023	08/01/2015A	662,137
5,000	NYC GO1	5.500		08/01/2015	10/31/2013A	5,021
225,000	NYC GO1	5.000		08/01/2020	08/01/2014A	233,748
9,500,000	NYC GO1	5.250		04/01/2028	04/01/2019A	10,568,655
10,000	NYC GO	5.750		08/01/2018	10/31/2013A	10,106
670,000	NYC GO	5.750		08/01/2018	10/31/2013A	677,102
1,930,000	NYC GO1	5.000		12/01/2024	12/01/2014A	2,032,251
2,390,000	NYC GO1	5.000		04/01/2030	04/01/2015A	2,473,841
1,000,000	NYC GO1	5.000		08/01/2030	08/01/2015A	1,041,420
21,015,000	NYC GO1	5.000		08/01/2024	08/01/2016A	23,017,519
55,000	NYC GO1	5.375		08/01/2027	10/31/2013A	55,170
30,000	NYC GO1	5.600		12/01/2013	12/01/2013	30,287
10,000	NYC GO	5.125		08/01/2025	10/31/2013A	10,042
15,000	NYC GO	5.125		08/01/2025	10/31/2013A	15,063
60,000	NYC GO	5.875		08/01/2019	10/31/2013A	60,654
85,000	NYC GO1	5.000		10/15/2033	10/15/2013A	85,172
10,000	NYC GO	5.500		02/15/2026	10/31/2013A	10,045
5,000	NYC GO1	5.125		08/01/2025	10/31/2013A	5,019
5,320,000	NYC GO1	5.000		11/01/2025	11/01/2014A	5,580,840
5,000	NYC GO1	5.625		08/01/2015	10/31/2013A	5,021
5,000	NYC GO1	5.000		08/01/2022	10/31/2013A	5,015
5,000	NYC GO1	5.000		08/01/2015	10/31/2013A	5,019
100,000	NYC GO1	5.500		08/01/2022	10/31/2013A	100,340
25,000	NYC GO1	5.125		08/01/2018	10/31/2013A	25,087
1,100,000	NYC GO1	5.000		08/01/2027	02/01/2022A	1,208,339
500,000	NYC GO1	5.000		08/01/2022	08/01/2015A	539,310
70,000	NYC GO1	5.500		08/01/2022	10/31/2013A	70,238
7,820,000	NYC GO	5.000		10/01/2031	10/01/2022A	8,387,967
2,000,000	NYC GO1	5.000		08/01/2024	02/01/2016A	2,161,760
5,000	NYC GO1	5.000		08/01/2023	08/01/2015A	5,387
50,000,000	NYC GO1	4.950	[2]	12/15/2033	10/07/2013A	50,297,500
140,000	NYC GO1	5.250		08/15/2024	08/15/2014A	145,799

9	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS      Unaudited / (Continued)

Principal Amount		Coupon		Maturity	Effective Maturity*	Value
$ 135,000	NYC GO1	5.250%		01/15/2033	10/31/2013A	$135,421
4,000,000	NYC GO	5.000		10/01/2030	10/01/2022A	4,312,440
6,020,000	NYC GO	5.000		08/01/2031	08/01/2022A	6,450,189
28,685,000	NYC GO4	5.000		08/01/2027	08/01/2027	31,795,857
5,995,000	NYC GO4	5.000		12/01/2023	04/04/2017A	6,315,820
410,000	NYC GO1	5.000		09/01/2023	09/01/2015A	446,531
90,000	NYC GO1	5.000		09/01/2023	09/01/2015A	97,272
10,000	NYC GO1	5.250		08/01/2015	10/31/2013A	10,039
10,000	NYC GO1	5.250		01/15/2028	10/31/2013A	10,030
6,675,000	NYC GO4	5.000		06/01/2023	06/30/2020A	7,147,449
5,000	NYC GO1	5.300		01/15/2026	10/31/2013A	5,022
18,760,000	NYC GO4	5.000		08/01/2026	08/01/2026	20,999,756
20,000	NYC GO	5.875		08/01/2015	10/31/2013A	20,089
5,000	NYC GO	5.500		02/15/2026	10/31/2013A	5,023
15,000	NYC GO1	5.500		11/15/2037	10/31/2013A	15,050
5,000	NYC GO1	5.300		08/01/2024	10/31/2013A	5,015
50,000	NYC GO	5.875		06/01/2019	10/31/2013A	50,545
26,090,000	NYC GO4	5.000		08/01/2027	08/01/2027	28,919,461
22,970,000	NYC GO4	5.000		08/01/2026	08/01/2026	25,712,388
6,500,000	NYC GO1	5.125		12/01/2024	12/01/2017A	7,400,705
590,000	NYC GO1	6.350		05/15/2014	10/31/2013A	592,915
8,065,000	NYC GO1	5.000		08/01/2023	08/01/2019A	9,174,341
35,000	NYC GO1	5.000		08/01/2015	10/31/2013A	35,130
45,000	NYC GO1	7.750		08/15/2027	02/15/2014A	46,011
10,000	NYC GO	5.125		08/01/2022	10/31/2013A	10,031
6,350,000	NYC GO	5.000		08/01/2030	08/01/2022A	6,837,997
140,000	NYC GO1	5.500		06/01/2023	10/31/2013A	140,463
45,335,000	NYC GO1	4.900	[2]	12/15/2028	10/07/2013A	45,599,756
19,505,000	NYC GO1	5.000		08/01/2028	08/01/2019A	21,405,372
2,510,000	NYC GO4	5.000		06/01/2023	06/03/2020A	2,687,655
5,695,000	NYC GO1	5.000		08/01/2026	08/01/2021A	6,279,877
5,000	NYC GO1	5.500		06/01/2028	10/31/2013A	5,016
3,000,000	NYC GO1	5.000		08/01/2029	08/01/2022A	3,249,180
5,000	NYC GO1	6.000		02/15/2024	10/31/2013A	5,018
1,850,000	NYC HDC (Multifamily Hsg.)[1]	4.750		11/01/2030	05/01/2020A	1,901,523
200,000	NYC HDC (Multifamily Hsg.)[1]	6.250		11/01/2023	11/01/2018A	218,002
4,725,000	NYC HDC (Multifamily Hsg.)[1]	4.750		11/01/2030	05/01/2020A	4,856,591
30,000	NYC HDC (Multifamily Hsg.)[1]	5.100		11/01/2018	05/01/2018A	32,235
515,000	NYC HDC (Multifamily Hsg.)[1]	5.100		11/01/2027	05/01/2017A	528,308
225,000	NYC HDC (Multifamily Hsg.)	5.150		11/01/2037	05/01/2017A	230,915
260,000	NYC HDC (Multifamily Hsg.)[1]	5.200		11/01/2035	05/01/2018A	260,408
1,500,000	NYC HDC (Multifamily Hsg.)[1]	5.000		11/01/2030	05/01/2018A	1,508,475
4,785,000	NYC HDC (Multifamily Hsg.)[1]	5.500		11/01/2028	05/01/2018A	4,969,701
35,000	NYC HDC (Multifamily Hsg.), Series E1	6.250		05/01/2036	11/01/2013A	35,033
1,125,000	NYC HDC, Series A1	5.250		05/01/2030	05/01/2014A	1,149,480
13,000,000	NYC HDC, Series A1	5.000		07/01/2025	07/01/2015A	14,044,550
2,215,000	NYC HDC, Series C1	5.000		11/01/2026	11/01/2015A	2,250,994
11,460,000	NYC Health & Hospital Corp.[1]	5.000		02/15/2024	02/15/2020A	12,526,582
37,400,000	NYC Health & Hospital Corp. (Health System)[1]	5.000		02/15/2030	02/15/2020A	38,971,548
65,000	NYC IDA (Beth Abraham Health Services)	6.000		11/15/2013	11/15/2013	65,227
140,000	NYC IDA (Beth Abraham Health Services)	6.000		11/15/2013	11/15/2013	140,488
3,040,000	NYC IDA (Calhoun School)[1]	6.250		12/01/2017	11/01/2013A	3,046,779

10	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS      Unaudited / (Continued)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
$ 405,000	NYC IDA (Calhoun School)	6.250%	12/01/2016	07/01/2015B	$421,131
310,000	NYC IDA (Center for Elimination of Family Violence)[1]	6.250	11/01/2016	06/01/2015B	307,120
3,085,000	NYC IDA (Chapin School)[1]	4.800	11/01/2018	12/02/2015A	3,137,538
35,000	NYC IDA (College of Mount St. Vincent)[1]	4.750	06/01/2025	10/31/2013A	35,004
1,720,000	NYC IDA (Comprehensive Care Management)[1]	5.750	11/01/2018	11/01/2013A	1,737,767
1,540,000	NYC IDA (Comprehensive Care Management)[1]	5.750	08/01/2018	11/01/2013A	1,555,862
255,000	NYC IDA (Comprehensive Care Management)[1]	5.625	11/01/2015	11/08/2014B	262,824
330,000	NYC IDA (Comprehensive Care Management)[1]	5.625	11/01/2015	11/17/2014B	340,124
1,795,000	NYC IDA (Comprehensive Care Management)[1]	5.750	05/01/2019	09/18/2014A	1,810,150
595,000	NYC IDA (Family Support Systems)[5]	6.500	11/01/2014	05/10/2014B	297,429
210,000	NYC IDA (Gourmet Boutique)[1]	5.250	11/01/2013	11/01/2013	209,429
900,000	NYC IDA (Guttmacher Institute)[1]	5.250	12/01/2016	12/01/2016	893,979
260,000	NYC IDA (Horace Mann School)[1]	5.000	07/01/2018	10/31/2013A	260,876
635,000	NYC IDA (Horace Mann School)[1]	5.000	07/01/2023	10/31/2013A	637,058
400,000	NYC IDA (Independent Living Assoc.)[1]	6.200	07/01/2020	09/25/2017B	394,140
395,000	NYC IDA (Manhattan Community Access Corp.)[1]	5.250	12/01/2016	06/18/2015B	387,080
2,150,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)[1]	5.375	11/01/2016	05/27/2015B	2,189,409
1,335,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)[1]	5.375	11/01/2018	06/28/2016B	1,350,179
270,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)[1]	5.375	11/01/2018	06/25/2016B	273,070
670,000	NYC IDA (Metro Biofuels)[5]	5.500	11/01/2013	11/01/2013	468,993
1,400,000	NYC IDA (Metropolitan College of New York)[1]	5.750	03/01/2020	01/24/2015A	1,430,492
5,865,000	NYC IDA (Montefiore Medical Center Corp.)[1]	5.125	11/01/2035	11/01/2013A	5,868,695
4,585,000	NYC IDA (Montefiore Medical Center Corp.)[1]	5.125	11/01/2025	11/01/2013A	4,591,740
805,000	NYC IDA (New York Institute of Technology)[1]	5.250	03/01/2018	10/31/2013A	807,882
40,000	NYC IDA (Nightingale-Bamford School)[1]	5.250	01/15/2020	10/31/2013A	40,134
400,000	NYC IDA (Nightingale-Bamford School)[1]	5.250	01/15/2019	10/31/2013A	401,432
75,000	NYC IDA (Polytechnic University)[1]	4.550	11/01/2018	11/01/2017A	77,924
200,000	NYC IDA (Queens Baseball Stadium)[1]	6.125	01/01/2029	01/01/2019A	219,160
700,000	NYC IDA (Reece School)[1]	6.500	12/01/2017	01/12/2016B	720,895
2,505,000	NYC IDA (Rosco, Inc.)	5.625	06/01/2022	10/25/2018B	2,482,004
4,450,000	NYC IDA (Samaritan Aids Services)[1]	5.000	11/01/2024	11/01/2013A	4,456,631
80,000	NYC IDA (Showman Fabricators)	7.125	11/01/2013	11/01/2013	79,980
10,000	NYC IDA (Special Needs Facilities Pooled Program)[1]	4.150	07/01/2014	07/01/2014	9,962
200,000	NYC IDA (Special Needs Facilities Pooled Program)[1]	5.800	07/01/2023	10/13/2021B	183,892
320,000	NYC IDA (Stallion)[1]	5.500	11/01/2017	11/30/2015B	307,363
585,000	NYC IDA (Stallion)	5.000	11/01/2016	11/01/2016	563,571
1,170,000	NYC IDA (Studio School)[5]	6.250	11/01/2018	07/08/2016B	798,806

11	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS      Unaudited / (Continued)

Principal Amount		Coupon		Maturity	Effective Maturity*	Value
$ 8,605,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500%[2]		01/01/2017	01/01/2016C	$9,346,407
14,620,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	[2]	01/01/2019	01/01/2016C	15,852,466
10,250,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	[2]	01/01/2021	01/01/2016C	11,069,078
48,790,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	[2]	01/01/2024	01/01/2016C	52,453,153
11,820,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	[2]	01/01/2018	01/01/2016C	12,863,115
15,245,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	[2]	01/01/2020	01/01/2016C	16,424,658
250,000	NYC IDA (TIP/AeFM/AeH/AeHC/AeJFK/AeKC Obligated Group)[1]	5.000		07/01/2021	07/01/2021	247,923
500,000	NYC IDA (TIP/AeFM/AeH/AeHC/AeJFK/AeKC Obligated Group)[1]	5.000		07/01/2020	07/01/2020	501,380
3,250,000	NYC IDA (TIP/AeFM/AeH/AeHC/AeJFK/AeKC/AeL Obligated Group)	5.000		07/01/2022	07/01/2022	3,204,500
90,000	NYC IDA (Trinity Episcopal School Corp.)[1]	5.250		06/15/2017	10/31/2013A	90,311
5,215,000	NYC IDA (Unicef)[1]	5.050		11/01/2018	06/24/2016B	4,999,099
1,000,000	NYC IDA (Urban Resource Institute)[1]	5.250		03/01/2023	10/31/2013A	1,003,580
100,000	NYC IDA (Urban Resource Institute)[1]	6.500		11/01/2013	11/01/2013	99,916
25,000	NYC IDA (USTA National Tennis Center)[1]	5.000		11/15/2018	10/31/2013A	25,098
2,500,000	NYC IDA (Visy Paper)[1]	7.800		01/01/2016	10/31/2013A	2,502,000
765,000	NYC IDA (Vocational Instruction)[5]	7.250		02/01/2013	02/01/2013	420,658
3,000,000	NYC IDA (Yankee Stadium)[1]	2.751		03/01/2020	03/01/2020	2,891,910
195,000	NYC IDA (Yankee Stadium)[1]	2.821		03/01/2024	03/01/2014A	175,319
985,000	NYC IDA (Yankee Stadium)[1]	2.841		03/01/2026	03/01/2026	847,780
8,655,000	NYC IDA (Yankee Stadium)[1]	2.801		03/01/2022	03/01/2022	8,041,793
6,550,000	NYC IDA (Yankee Stadium)[1]	2.811		03/01/2023	03/01/2023	5,991,416
200,000	NYC IDA (Yankee Stadium)[1]	2.831		03/01/2025	03/01/2025	174,968
1,000,000	NYC IDA (Yankee Stadium)[1]	2.851		03/01/2027	03/01/2027	838,650
750,000	NYC IDA (Yankee Stadium)[1]	2.721		03/01/2019	03/01/2019	732,510
3,430,000	NYC IDA (Yankee Stadium)[1]	2.631		03/01/2016	03/01/2014A	3,426,296
3,280,000	NYC IDA (Yeled Yalda Early Childhood)[1]	5.350		11/01/2017	12/09/2015B	3,204,363
6,705,000	NYC IDA (YMCA of Greater New York)[1]	5.000		08/01/2036	08/01/2016A	6,760,920
410,000	NYC Municipal Water Finance Authority[1]	5.750		06/15/2040	06/15/2018A	455,288
5,000,000	NYC Municipal Water Finance Authority	5.000		06/15/2033	06/15/2022A	5,337,800
34,450,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2031	06/15/2021A	36,902,495
12,900,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2036	12/15/2014A	13,020,357
1,615,000	NYC Municipal Water Finance Authority[1]	5.750		06/15/2040	06/15/2018A	1,793,393
30,000,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2030	06/15/2020A	32,388,900
20,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2022	12/15/2014A	21,087
5,000,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2029	06/15/2016A	5,356,400
7,500,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2031	06/15/2015A	7,814,475
6,175,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2027	06/15/2015A	6,531,730
300,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2025	06/15/2015A	320,586
10,755,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2029	06/15/2021A	11,662,184
6,000,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2038	06/15/2017A	6,204,960
10,000,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2038	06/15/2015A	10,115,900
12,450,000	NYC Sales Tax Asset Receivables Corp., Series A1	5.000		10/15/2032	10/15/2014A	12,879,525
1,700,000	NYC Transitional Finance Authority[1]	5.000		02/01/2033	02/01/2014A	1,718,717
150,000	NYC Transitional Finance Authority[1]	5.375		01/15/2030	01/15/2019A	166,128
20,000,000	NYC Transitional Finance Authority[1]	5.500		11/01/2028	11/01/2015A	21,494,400

12	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS      Unaudited / (Continued)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
$10,000,000	NYC Transitional Finance Authority (Building Aid)	5.000%	07/15/2029	07/15/2022A	$10,889,200
9,000,000	NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2028	07/15/2022A	9,892,080
9,510,000	NYC Transitional Finance Authority (Building Aid)[1]	5.250	07/15/2037	07/15/2021A	10,005,661
1,880,000	NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2027	07/15/2022A	2,087,232
11,325,000	NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2030	07/15/2022A	12,235,304
2,675,000	NYC Transitional Finance Authority (Future Tax)	5.000	05/01/2026	05/01/2018A	3,012,692
4,715,000	NYC Transitional Finance Authority (Future Tax)	5.000	05/01/2028	05/01/2018A	5,167,357
10,000,000	NYC Transitional Finance Authority (Future Tax)	5.000	05/01/2025	05/01/2018A	11,290,700
11,850,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	11/01/2025	05/01/2017A	13,271,289
10,000,000	NYC Transitional Finance Authority (Future Tax)[1]	5.250	11/01/2027	11/01/2018A	11,269,900
7,000,000	NYC Transitional Finance Authority (Future Tax)	5.000	05/01/2027	05/01/2018A	7,722,050
5,000,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	02/01/2027	02/01/2023A	5,609,650
20,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	11/15/2026	10/31/2013A	20,074
1,650,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	11/01/2027	11/01/2021A	1,833,992
50,000	NYC Trust for Cultural Resources (Lincoln Center for the Performing Arts)[1]	5.250	12/01/2018	12/01/2018	57,726
100,000	NYC Trust for Cultural Resources (Wildlife Conservation Society)[1]	5.000	02/01/2034	02/01/2014A	101,609
140,000	NYS Convention Center Devel. Corp. (Hotel Unit)[1]	5.000	11/15/2023	11/15/2015A	149,107
6,780,000	NYS Convention Center Devel. Corp. (Hotel Unit)[1]	5.000	11/15/2024	11/15/2015A	7,235,752
2,900,000	NYS Convention Center Devel. Corp. (Hotel Unit)[1]	5.000	11/15/2025	11/15/2015A	3,101,202
9,935,000	NYS Convention Center Devel. Corp. (Hotel Unit)[1]	5.000	11/15/2027	11/15/2015A	10,370,252
5,000	NYS DA (4201 School Programs)[1]	5.000	07/01/2018	10/31/2013A	5,019
25,000	NYS DA (Brookdale Hospital Medical Center)	5.200	02/15/2016	10/31/2013A	25,104
65,000	NYS DA (Brookdale Hospital Medical Center)[1]	5.300	02/15/2017	10/31/2013A	65,276
50,000	NYS DA (Brookdale Hospital Medical Center)[1]	5.300	02/15/2017	10/31/2013A	50,213
1,255,000	NYS DA (Brooklyn Law School)	5.000	07/01/2025	07/01/2022A	1,353,116
1,300,000	NYS DA (Canisius College)[1]	5.000	07/01/2022	07/01/2015A	1,324,258
75,000	NYS DA (Canisius College)[1]	5.000	07/01/2019	07/01/2015A	77,183
30,000	NYS DA (Carmel Richmond Nursing Home)[1]	5.000	07/01/2015	12/31/2013A	30,000
50,000	NYS DA (Carmel Richmond Nursing Home)[1]	5.000	07/01/2018	06/28/2017B	49,105

13	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS      Unaudited / (Continued)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
$1,120,000	NYS DA (Catskill Regional Medical Center)[1]	5.250%	02/15/2023	02/15/2015A	$1,195,970
3,290,000	NYS DA (Chapel Oaks)[1]	5.450	07/01/2026	10/31/2013A	3,295,067
1,105,000	NYS DA (Chapel Oaks)[1]	5.375	07/01/2017	10/31/2013A	1,109,729
725,000	NYS DA (CHSLI/GSHMC/MMC/SCHRC Obligated Group)[1]	5.000	07/01/2027	07/01/2014A	729,125
500,000	NYS DA (Culinary Institute of America)	5.000	07/01/2028	07/01/2022A	514,605
10,000	NYS DA (Dept. of Education)[1]	5.000	07/01/2027	10/31/2013A	10,011
350,000	NYS DA (Dept. of Health)[1]	5.000	07/01/2021	07/01/2014A	360,671
45,000	NYS DA (Dept. of Health)[1]	5.000	07/01/2028	10/31/2013A	45,118
880,000	NYS DA (Dept. of Health)[1]	5.250	07/01/2023	07/01/2014A	911,258
2,465,000	NYS DA (Ellis Hospital)[1]	5.050	08/15/2024	08/15/2014A	2,549,254
545,000	NYS DA (FNHC/KR/MMWNHC Obligated Group)[1]	5.750	07/01/2017	10/31/2013A	547,060
10,125,000	NYS DA (Frances Schervier Home & Hospital Obligated Group)[1]	5.500	07/01/2027	10/31/2013A	10,138,567
50,000	NYS DA (Frances Schervier Home & Hospital Obligated Group)[1]	5.500	07/01/2027	10/31/2013A	50,015
2,385,000	NYS DA (Frances Schervier Home & Hospital Obligated Group)[1]	5.500	07/01/2017	10/31/2013A	2,390,438
85,000	NYS DA (Green Chimneys School)[1]	5.500	07/01/2018	10/31/2013A	86,759
1,000,000	NYS DA (Health Center/BFCC/USBFCC Obligated Group)	5.000	11/15/2019	10/31/2013A	1,003,910
1,060,000	NYS DA (Health Quest Systems)[1]	5.250	07/01/2027	07/01/2017A	1,157,796
2,110,000	NYS DA (Interagency Council Pooled Loan Program)[1]	7.000	07/01/2021	05/15/2018B	2,146,229
1,000,000	NYS DA (Iona College)	5.000	07/01/2026	07/01/2022A	1,049,450
1,110,000	NYS DA (Iona College)	5.000	07/01/2022	07/01/2022	1,234,564
1,000,000	NYS DA (Iona College)	5.000	07/01/2027	07/01/2022A	1,038,710
1,000,000	NYS DA (Iona College)	5.000	07/01/2024	07/01/2022A	1,077,400
1,000,000	NYS DA (Iona College)	5.000	07/01/2025	07/01/2022A	1,061,810
1,000,000	NYS DA (Iona College)	5.000	07/01/2023	07/01/2022A	1,097,200
220,000	NYS DA (Jawonio/United Cerebral Palsy Assoc. of NYC Obligated Group)[1]	5.125	07/01/2021	10/31/2013A	220,185
25,000	NYS DA (Kingsbrook Jewish Medical Center)[1]	4.750	02/01/2023	10/31/2013A	25,072
110,000	NYS DA (La Salle School)[1]	5.000	07/01/2018	10/31/2013A	110,438
1,100,000	NYS DA (Leake & Watts Services)[1]	5.000	07/01/2023	07/01/2014A	1,127,137
100,000	NYS DA (Maimonides Medical Center)[1]	5.000	08/01/2024	08/01/2014D	103,917
615,000	NYS DA (Master BOCES Program)[1]	5.250	08/15/2023	10/31/2013A	617,528
15,000	NYS DA (Memorial Hospital of William F. & Gertrude F. Jones)[1]	5.250	08/01/2025	10/31/2013A	15,049
10,640,000	NYS DA (Mental Health Services Facilities)[1]	5.000	02/15/2030	02/15/2015A	10,998,568
12,070,000	NYS DA (Mental Health Services Facilities)[1]	5.000	02/15/2035	02/15/2015A	12,093,898
225,000	NYS DA (Mental Health Services Facilities)[1]	5.250	02/15/2023	02/15/2014A	228,706
100,000	NYS DA (Mental Health Services Facilities)[1]	6.250	02/15/2031	08/15/2018A	113,174
14,375,000	NYS DA (Mental Health Services Facilities)[1]	5.000	02/15/2028	02/15/2014A	14,549,369
650,000	NYS DA (Miriam Osborn Memorial Home Assoc.)	5.000	07/01/2027	07/01/2019A	669,754

14	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS      Unaudited / (Continued)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
$1,105,000	NYS DA (Miriam Osborn Memorial Home Assoc.)	5.000%	07/01/2025	07/01/2019A	$1,160,349
840,000	NYS DA (Miriam Osborn Memorial Home Assoc.)	5.000	07/01/2026	07/01/2019A	876,817
50,000	NYS DA (Montefiore Medical Center)[1]	5.000	08/01/2033	02/01/2015A	51,283
3,365,000	NYS DA (Montefiore Medical Center)[1]	5.000	08/01/2021	02/01/2018A	3,729,766
300,000	NYS DA (Montefiore Medical Center)[1]	5.000	02/01/2028	02/01/2015A	310,965
150,000	NYS DA (Mount Sinai School of Medicine)[1]	5.000	07/01/2022	07/01/2020A	167,239
50,000	NYS DA (Mount Sinai School of Medicine)[1]	4.000	07/01/2015	10/31/2013A	50,149
11,875,000	NYS DA (Mount Sinai School of Medicine)[1]	5.000	07/01/2035	07/01/2017A	12,003,488
100,000	NYS DA (Municipal Health Facilities)[1]	4.750	01/15/2029	10/31/2013A	100,263
5,000,000	NYS DA (Municipal Health Facilities)[1]	5.000	01/15/2032	01/15/2018A	5,151,100
350,000	NYS DA (New York Medical College)[1]	5.000	07/01/2021	10/31/2013A	351,102
115,000	NYS DA (New York Methodist Hospital)[1]	5.250	07/01/2018	07/01/2014A	117,990
2,250,000	NYS DA (New York Methodist Hospital)[1]	5.250	07/01/2024	07/01/2014A	2,278,125
3,750,000	NYS DA (North General Hospital)[1]	5.750	02/15/2020	10/31/2013A	3,759,675
5,665,000	NYS DA (North General Hospital)[1]	5.750	02/15/2019	10/31/2013A	5,680,975
8,810,000	NYS DA (North General Hospital)[1]	5.000	02/15/2025	10/31/2013A	8,819,691
4,650,000	NYS DA (North General Hospital)	5.750	02/15/2015	10/31/2013A	4,668,228
4,600,000	NYS DA (North General Hospital)	5.750	02/15/2016	10/31/2013A	4,617,434
100,000	NYS DA (North General Hospital)[1]	5.750	02/15/2017	10/31/2013A	100,343
15,000	NYS DA (North Onondaga Public Library)	4.875	07/01/2017	10/31/2013A	15,037
400,000	NYS DA (North Shore L.I. Jewish Health Care/L.I. Jewish Medical Center Obligated Group)[1]	5.000	05/01/2018	11/01/2013A	405,968
100,000	NYS DA (North Shore L.I. Jewish Health Care/North Schore University Hospital Obligated Group)[1]	5.500	05/01/2030	05/01/2019A	105,315
720,000	NYS DA (Northeast Parent & Child)[1]	5.500	07/01/2018	10/31/2013A	721,210
7,000,000	NYS DA (NSLIJ/NSUH/LIJMC Obligated Group)[1]	5.000	05/01/2032	05/01/2021A	7,157,080
13,480,000	NYS DA (NYU Hospitals Center)[1]	5.000	07/01/2026	07/01/2016A	13,892,893
4,560,000	NYS DA (NYU Hospitals Center)[1]	5.250	07/01/2024	01/24/2017A	4,850,518
20,580,000	NYS DA (NYU Hospitals Center)[1]	5.000	07/01/2026	07/01/2017A	21,264,079
1,850,000	NYS DA (NYU Hospitals Center)[1]	5.000	07/01/2020	07/01/2016A	1,995,336
50,000	NYS DA (NYU Hospitals Center)[1]	5.625	07/01/2037	07/01/2017A	51,181
14,170,000	NYS DA (NYU)[1]	5.250	07/01/2027	07/01/2019A	15,924,388
25,000	NYS DA (Office General Services)[1]	5.000	04/01/2028	10/31/2013A	25,070
1,140,000	NYS DA (Ozanam Hall of Queens Nursing Home)[1]	5.000	11/01/2014	11/01/2014	1,144,731
1,250,000	NYS DA (Ozanam Hall of Queens Nursing Home)[1]	5.000	11/01/2015	11/01/2015	1,254,850
2,995,000	NYS DA (Ozanam Hall of Queens Nursing Home)[1]	5.000	11/01/2026	12/06/2024B	2,693,284
2,895,000	NYS DA (Pace University)[1]	5.000	05/01/2026	05/01/2023A	2,947,921
31,295,000	NYS DA (Personal Income Tax)[1]	5.000	03/15/2036	09/15/2016A	32,045,454
16,300,000	NYS DA (Personal Income Tax)	5.000	12/15/2030	12/15/2022A	17,753,960
17,000,000	NYS DA (Personal Income Tax)	5.000	12/15/2029	12/15/2022A	18,668,720
1,250,000	NYS DA (Providence Rest)[1]	5.125	07/01/2030	08/06/2028B	1,137,762

15	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS      Unaudited / (Continued)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
$3,680,000	NYS DA (Providence Rest)[1]	5.000%	07/01/2021	07/13/2020B	$3,567,061
2,000,000	NYS DA (Providence Rest)[1]	5.250	07/01/2025	01/23/2024B	1,910,300
2,150,000	NYS DA (Rochester Institute of Technology)[1]	6.000	07/01/2033	07/01/2018A	2,581,828
100,000	NYS DA (School District Bond Financing Program), Series A1	5.750	10/01/2020	10/01/2015A	108,852
1,025,000	NYS DA (School District Bond Financing Program), Series C1	5.000	10/01/2026	10/01/2022A	1,123,974
400,000	NYS DA (School District Bond Financing Program), Series F	5.000	10/01/2027	10/01/2022A	434,876
2,820,000	NYS DA (School District Bond Financing Program), Series F	5.000	10/01/2026	10/01/2022A	3,096,839
200,000	NYS DA (School District Bond Financing Program), Series F	5.000	10/01/2028	10/01/2022A	215,622
400,000	NYS DA (School District Bond Financing Program), Series H	5.000	10/01/2028	10/01/2022A	431,244
1,690,000	NYS DA (School District Bond Financing Program), Series H	5.000	10/01/2026	10/01/2022A	1,850,482
500,000	NYS DA (School District Bond Financing Program), Series H	5.000	10/01/2027	10/01/2022A	543,595
500,000	NYS DA (School District Bond Financing Program), Series H	5.000	10/01/2029	10/01/2022A	533,590
3,190,000	NYS DA (School District Financing)	5.000	10/01/2026	10/01/2023A	3,490,083
5,000	NYS DA (School District Financing)[1,3]	5.500	10/01/2017	10/25/2013A	5,022
2,485,000	NYS DA (School District Financing)	5.000	10/01/2027	10/01/2023A	2,708,526
1,665,000	NYS DA (School District Financing)	5.000	10/01/2026	10/01/2023A	1,843,488
2,250,000	NYS DA (School District Financing)	5.000	10/01/2025	10/01/2023A	2,516,647
2,740,000	NYS DA (School District Financing)	5.000	10/01/2026	10/01/2023A	3,024,083
1,885,000	NYS DA (School District Financing)	5.000	10/01/2027	10/01/2023A	2,061,097
2,190,000	NYS DA (School District Financing)	5.000	10/01/2024	10/01/2022A	2,461,582
1,675,000	NYS DA (School District Financing)	5.000	10/01/2025	10/01/2022A	1,859,401
15,480,000	NYS DA (SFH/GSHMC/MMC/SCHRC Obligated Group)[1]	5.000	07/01/2021	07/01/2014A	15,714,986
25,000	NYS DA (Special Act School Districts)[1]	5.250	07/01/2014	10/31/2013A	25,104
40,000	NYS DA (Special Act School Districts)[1]	6.000	07/01/2016	10/31/2013A	40,169
135,000	NYS DA (Special Act School Districts)[1]	5.750	07/01/2019	10/31/2013A	135,540
25,000	NYS DA (Special Act School Districts)[1]	5.250	07/01/2015	10/31/2013A	25,104
925,000	NYS DA (Special Act School Districts)[1]	6.000	07/01/2019	10/31/2013A	928,894
2,495,000	NYS DA (Special Surgery Hospital)[1]	6.250	08/15/2034	08/13/2019A	2,836,516
2,480,000	NYS DA (Special Surgery Hospital)[1]	6.000	08/15/2038	08/15/2019A	2,770,284
5,275,000	NYS DA (SS Joachim & Anne Residence)[1]	5.250	07/01/2027	01/03/2023B	4,968,786
245,000	NYS DA (St. Barnabas Hospital)[1]	5.000	02/01/2031	10/24/2013A	245,777
3,500,000	NYS DA (St. Barnabas Hospital)	5.125	02/01/2022	10/24/2013A	3,511,375
1,590,000	NYS DA (St. Barnabas Hospital)	5.350	08/01/2017	10/24/2013A	1,596,503
815,000	NYS DA (St. John’s University)	5.000	07/01/2027	07/01/2022A	873,395
6,850,000	NYS DA (St. John’s University)	5.000	07/01/2030	07/01/2022A	7,130,302
180,000	NYS DA (St. John’s University)	5.000	07/01/2028	07/01/2022A	190,715
3,000,000	NYS DA (St. Joseph’s College)[1]	5.250	07/01/2025	07/01/2017A	3,113,430
3,685,000	NYS DA (St. Lawrence)[1]	5.400	08/15/2026	08/15/2017A	3,962,591
100,835,000	NYS DA (St. Luke’s Roosevelt Hospital)[1]	4.800	08/15/2025	08/08/2015A	104,152,472
120,000	NYS DA (St. Thomas Aquinas College)[1]	5.250	07/01/2028	10/31/2013A	120,018
20,000	NYS DA (St. Thomas Aquinas College)	5.000	07/01/2014	10/31/2013A	20,083
30,000	NYS DA (St. Thomas Aquinas College)	5.000	07/01/2014	10/31/2013A	30,096

16	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS      Unaudited / (Continued)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
$5,795,000	NYS DA (State Personal Income Tax Authority)[1]	5.000%	02/15/2028	02/15/2022A	$6,376,876
13,000,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	02/15/2027	02/15/2022A	14,444,300
22,900,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	03/15/2031	09/15/2016A	23,925,920
19,280,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	03/15/2028	03/15/2022A	21,232,871
20,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	03/15/2031	09/15/2016A	22,555
2,820,000	NYS DA (The Bronx-Lebanon Hospital Center)[1]	6.250	08/15/2022	02/15/2014A	2,848,961
250,000	NYS DA (The Bronx-Lebanon Hospital Center)[1]	6.250	02/15/2035	02/15/2019A	272,345
65,000	NYS DA (The Children’s Home of Kingston)[1]	5.250	07/01/2017	10/31/2013A	65,274
6,730,000	NYS DA (The New School)[1]	5.000	07/01/2023	04/07/2021A	7,545,945
1,725,000	NYS DA (United Cerebral Palsy Assoc. of NYC)[1]	5.750	07/01/2018	10/31/2013A	1,728,485
70,000	NYS DA (Upstate Community Colleges)[1]	5.000	07/01/2028	10/31/2013A	70,183
5,000	NYS DA (Upstate Community Colleges)[1]	5.000	07/01/2028	10/31/2013A	5,013
25,000	NYS DA (Upstate Community Colleges)[1]	6.000	07/01/2031	01/01/2019A	27,284
1,905,000	NYS DA (Upstate Community Colleges)[1]	5.125	07/01/2021	07/01/2014A	1,967,503
125,000	NYS DA (Upstate Community Colleges)[1]	5.250	07/01/2020	07/01/2014A	129,113
25,000	NYS DA (Upstate Community Colleges)[1]	5.000	07/01/2024	10/31/2013A	25,044
1,165,000	NYS DA (Upstate Community Colleges)[1]	5.125	07/01/2022	07/01/2014A	1,202,233
65,000	NYS DA (Vanderheyden Hall)[1]	5.250	07/01/2018	10/31/2013A	65,272
90,000	NYS DA (W.K. Nursing Home)[1]	6.050	02/01/2026	10/31/2013A	90,363
50,000	NYS DA (White Plains Hospital)[1]	5.375	02/15/2043	08/15/2014A	52,289
26,280,000	NYS DA (Wyckoff Heights Medical Center)[1]	5.300	08/15/2021	10/31/2013A	26,389,850
20,000	NYS DA (Wyckoff Heights Medical Center)	5.200	02/15/2014	10/31/2013A	20,077
1,000,000	NYS DA (Wyckoff Heights Medical Center)	5.200	02/15/2014	10/31/2013A	1,004,090
50,000	NYS DA (Wyckoff Heights Medical Center)[1]	5.200	02/15/2015	10/31/2013A	50,210
45,000	NYS DA (Wyckoff Heights Medical Center)	5.200	02/15/2014	10/31/2013A	45,177
1,120,000	NYS DA (Wyckoff Heights Medical Center)[1]	5.300	08/15/2021	10/31/2013A	1,124,682
250,000	NYS DA (Wyckoff Heights Medical Center)[1]	5.200	02/15/2015	10/31/2013A	251,050
1,415,000	NYS DA (Yeshiva University)[1]	5.000	09/01/2027	09/01/2019A	1,472,732
90,000	NYS DA (Yeshiva University)[1]	5.250	07/01/2016	07/01/2014A	93,010
20,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	4.875	06/15/2020	10/31/2013A	20,756
1,850,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	5.000	06/15/2033	06/15/2018A	1,927,922
4,500,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	5.000	02/15/2034	08/15/2014A	4,625,460
6,720,000	NYS EFC (NYC Municipal Water Finance Authority)[1]	5.000	06/15/2034	06/15/2014A	6,871,402
470,000	NYS EFC (NYS Water Services)[1]	6.875	06/15/2014	10/31/2013A	472,651

17	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS      Unaudited / (Continued)

Principal Amount		Coupon		Maturity	Effective Maturity*	Value
$75,000	NYS EFC (State Personal Income Tax)[1]	5.000%		12/15/2022	12/15/2014A	$79,321
37,445,000	NYS ERDA (Brooklyn Union Gas Company)[1]	5.500		01/01/2021	10/31/2013A	37,591,784
3,000,000	NYS ERDA (Brooklyn Union Gas Company) Linked SAVRS & RIBS[1]	6.368		04/01/2020	10/01/2013A	3,002,220
230,000	NYS ERDA (Central Hudson Gas & Electric Co.)[1]	6.500		12/01/2028	12/01/2013A	231,704
10,650,000	NYS ERDA (Con Ed)[1]	0.123	[2]	10/01/2036	10/01/2014A	9,233,944
200,000	NYS ERDA (LILCO)[1]	5.300		10/01/2024	03/01/2014A	203,246
13,850,000	NYS ERDA (LILCO)	5.150		03/01/2016	10/31/2013A	13,891,411
65,000	NYS ERDA (LILCO)	5.300		08/01/2025	10/31/2013A	65,215
4,740,000	NYS ERDA (LILCO)	5.150		03/01/2016	10/31/2013A	4,754,457
1,295,000	NYS ERDA (LILCO)	5.150		03/01/2016	10/31/2013A	1,298,950
20,695,000	NYS ERDA (LILCO)[1]	5.300		11/01/2023	03/01/2014A	21,040,607
5,245,000	NYS ERDA (LILCO)	5.150		03/01/2016	10/31/2013A	5,260,683
1,250,000	NYS ERDA (Niagara Mohawk Power Corp.)[1]	5.150		11/01/2025	11/01/2013A	1,251,487
3,250,000	NYS HFA (Affordable Hsg.)[1]	5.250		11/01/2027	11/01/2017A	3,350,100
85,000	NYS HFA (Conifer Irondequoit Assoc./Garden Homes Beford Lake/Dominican Village Obligated Group)[1]	5.150		08/15/2024	10/31/2013A	85,071
505,000	NYS HFA (Division Street)[1]	5.000		02/15/2026	12/23/2015A	514,676
675,000	NYS HFA (Golden Age Apartments)[1]	5.000		02/15/2037	12/28/2015A	676,161
3,000,000	NYS HFA (Horizons at Wawayanda)[1]	5.350		06/01/2025	08/01/2017A	3,132,150
10,000	NYS HFA (Hospital & Nursing Home)[1]	6.000		11/01/2013	11/01/2013	10,049
35,000	NYS HFA (Hospital & Nursing Home)[1]	6.000		11/01/2014	11/01/2014	37,206
65,000	NYS HFA (Hospital & Nursing Home)[1]	5.500		11/01/2013	11/01/2013	65,270
6,000,000	NYS HFA (Hospital & Nursing Home)[1]	5.150		11/01/2016	11/01/2013A	6,024,000
40,000	NYS HFA (Loewn Devel. of Wappingers Falls)[1]	5.250		08/15/2019	10/31/2013A	40,058
225,000	NYS HFA (Multifamily Hsg.)	5.350		08/15/2020	10/31/2013A	228,262
90,000	NYS HFA (Multifamily Hsg.)[1]	6.850		11/01/2019	11/01/2013A	90,283
315,000	NYS HFA (Multifamily Hsg.)[1]	5.300		08/15/2022	10/31/2013A	315,331
5,000	NYS HFA (Multifamily Hsg.)	6.800		11/01/2014	11/01/2013A	5,022
1,685,000	NYS HFA (Multifamily Hsg.)[1]	5.600		08/15/2033	10/31/2013A	1,685,927
1,340,000	NYS HFA (Multifamily Hsg.)[1]	5.300		08/15/2024	10/31/2013A	1,341,233
1,240,000	NYS HFA (Multifamily Hsg.)[1]	5.600		02/15/2026	10/31/2013A	1,241,203
35,000	NYS HFA (Multifamily Hsg.)[1]	5.450		08/15/2018	10/31/2013A	35,070
30,000	NYS HFA (Multifamily Hsg.)	5.400		02/15/2016	10/31/2013A	30,081
300,000	NYS HFA (Multifamily Hsg.)[1]	5.350		08/15/2031	10/31/2013A	303,648
25,000	NYS HFA (Nonprofit Hsg.)	6.200		11/01/2013	11/01/2013	25,112
2,370,000	NYS HFA (Senior Devel. Hsg.)[1]	5.100		11/15/2023	03/04/2017A	2,464,824
1,190,000	NYS HFA (Simeon Dewitt)[1]	8.000		11/01/2018	11/01/2013A	1,248,036
110,000	NYS HFA (Tiffany Gardens)[1]	4.500		08/15/2015	11/23/2014B	113,120
300,000	NYS HFA, Series A1	6.125		11/01/2020	11/01/2013A	300,618
955,000	NYS HFA, Series A1	6.100		11/01/2015	11/01/2013A	959,651
960,000	NYS Thruway Authority[1]	5.000		01/01/2022	01/01/2015A	1,011,571
10,000,000	NYS Thruway Authority	5.000		01/01/2027	01/01/2022A	11,021,400
25,000,000	NYS Thruway Authority	5.000		01/01/2028	01/01/2022A	27,217,500
25,000	NYS Thruway Authority[1]	5.000		03/15/2023	09/15/2014A	26,145
100,000	NYS Thruway Authority[1]	5.000		04/01/2029	04/01/2019A	106,881
15,000,000	NYS Thruway Authority	5.000		01/01/2029	01/01/2022A	16,142,850
1,010,000	NYS Thruway Authority[1]	5.000		01/01/2021	01/01/2015A	1,063,874

18	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS      Unaudited / (Continued)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
$20,500,000	NYS Thruway Authority	5.000%	01/01/2030	01/01/2022A	$21,808,925
1,000,000	NYS UDC (Subordinated Lien)[1]	5.125	07/01/2021	07/01/2014A	1,034,350
4,000,000	NYS UDC (Subordinated Lien)[1]	5.125	07/01/2020	07/01/2014A	4,138,960
3,000,000	NYS UDC, Series A-22[1]	5.000	01/01/2020	01/01/2020	3,491,910
4,175,000	NYS UDC, Series D1	5.625	01/01/2028	01/01/2019A	4,524,114
150,000	Oneida County, NY IDA (Mohawk Valley Handicapped Services)[1]	5.300	03/15/2019	10/07/2013A	150,141
1,190,000	Oneida County, NY IDA (Presbyterian Home)[1]	5.250	03/01/2019	03/01/2014A	1,204,875
1,615,000	Oneida County, NY IDA (Presbyterian Home)[1]	6.100	06/01/2020	10/31/2013A	1,619,877
440,000	Oneida County, NY IDA (Presbyterian Home)	6.250	06/01/2015	10/31/2013A	442,042
225,000	Onondaga County, NY IDA (Le Moyne College)	5.500	03/01/2014	10/31/2013A	225,781
465,000	Onondaga, NY Civic Devel Corp. (Le Moyne College)	5.000	07/01/2022	07/01/2022	512,393
490,000	Onondaga, NY Civic Devel Corp. (Le Moyne College)	5.000	07/01/2023	07/01/2022A	533,228
540,000	Onondaga, NY Civic Devel Corp. (Le Moyne College)	5.000	07/01/2025	07/01/2022A	569,322
515,000	Onondaga, NY Civic Devel Corp. (Le Moyne College)	5.000	07/01/2024	07/01/2022A	550,535
1,000,000	Onondaga, NY Civic Devel Corp. (Upstate Properties)[1]	5.500	12/01/2031	12/01/2021A	1,066,260
530,000	Orange County, NY Funding Corp. (Mount St. Mary College)	5.000	07/01/2022	07/01/2022	597,140
505,000	Orange County, NY Funding Corp. (Mount St. Mary College)	5.000	07/01/2021	07/01/2021	570,670
460,000	Orange County, NY Funding Corp. (Mount St. Mary College)	5.000	07/01/2019	07/01/2019	524,437
765,000	Orange County, NY Funding Corp. (Mount St. Mary College)	5.000	07/01/2021	07/01/2021	864,481
485,000	Orange County, NY Funding Corp. (Mount St. Mary College)	5.000	07/01/2020	07/01/2020	549,267
805,000	Orange County, NY Funding Corp. (Mount St. Mary College)	5.000	07/01/2022	07/01/2022	906,978
690,000	Orange County, NY Funding Corp. (Mount St. Mary College)	5.000	07/01/2019	07/01/2019	786,655
730,000	Orange County, NY Funding Corp. (Mount St. Mary College)	5.000	07/01/2020	07/01/2020	826,732
100,000	Orange County, NY IDA (Crystal Run Village)[1]	4.750	07/01/2016	07/01/2016	96,556
125,000	Orange County, NY IDA (Orange Mental Retardation Properties)[1]	6.125	05/01/2016	11/01/2013A	125,539
2,880,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)	6.000	12/01/2016	10/31/2013A	2,888,122
1,070,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)	6.000	12/01/2016	10/31/2013A	1,073,017
1,875,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital)[1]	5.375	12/01/2021	10/31/2013A	1,883,306
1,140,000	Otsego County, NY IDA (AOFMHS)[1,3]	5.350	10/01/2017	10/26/2013A	1,144,834
1,005,000	Otsego County, NY IDA (Bassett Healthcare Project)[1]	5.375	11/01/2020	11/01/2013A	1,006,256

19	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS      Unaudited / (Continued)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
$3,625,000	Otsego County, NY IDA (Mary Imogene Bassett Hospital)[1]	5.350%	11/01/2020	11/01/2013A	$3,629,459
25,000	Plattsburgh, NY Fire District No. 3[1]	6.250	10/15/2014	04/15/2014A	25,822
585,000	Port Authority NY/NJ (Continental Airlines)[1]	9.125	12/01/2015	10/31/2013A	597,420
106,840,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2022	10/31/2013A	107,906,263
2,600,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500	12/01/2028	12/01/2015A	2,757,508
67,765,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.900	12/01/2017	10/31/2013A	67,851,062
39,900,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500	12/01/2028	12/01/2015A	41,915,349
18,355,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.250	12/01/2014	12/01/2014	18,842,142
46,380,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2025	10/31/2013A	46,610,973
23,175,000	Port Authority NY/NJ (KIAC)[1,3]	6.750	10/01/2019	02/13/2017B	22,282,299
55,000	Port Authority NY/NJ, 116th Series[1]	5.250	10/01/2015	10/31/2013A	55,233
160,000	Port Authority NY/NJ, 116th Series[1]	5.250	10/01/2014	10/31/2013A	160,679
100,000	Port Authority NY/NJ, 116th Series	5.000	10/01/2013	10/01/2013	100,013
10,000	Port Authority NY/NJ, 131st Series[1]	5.000	12/15/2026	10/31/2013A	10,132
95,000	Port Authority NY/NJ, 131st Series[1]	4.625	12/15/2029	06/15/2014A	95,865
170,000	Port Authority NY/NJ, 131st Series[1]	5.000	12/15/2016	10/31/2013A	172,372
450,000	Port Authority NY/NJ, 132nd Series[1]	5.000	09/01/2029	10/31/2013A	455,639
25,000	Port Authority NY/NJ, 135th Series[1]	4.500	09/15/2026	03/15/2016A	25,194
60,000	Port Authority NY/NJ, 135th Series[1]	5.000	09/15/2027	03/15/2014A	61,479
18,855,000	Port Authority NY/NJ, 136th Series[1]	5.375	11/01/2025	05/01/2014A	19,489,282
35,000	Port Authority NY/NJ, 137th Series[1]	5.125	07/15/2030	07/15/2014A	35,549
300,000	Port Authority NY/NJ, 138th Series[1]	5.000	12/01/2018	12/01/2014A	318,879
350,000	Port Authority NY/NJ, 140th Series[1]	5.000	12/01/2027	06/01/2015A	370,394
6,000,000	Port Authority NY/NJ, 141st Series[1]	5.000	09/01/2025	09/01/2015A	6,367,380
14,110,000	Port Authority NY/NJ, 141st Series[1]	5.000	09/01/2022	09/01/2015A	15,073,572
10,000,000	Port Authority NY/NJ, 141st Series[1]	5.000	09/01/2026	09/01/2015A	10,407,200
5,745,000	Port Authority NY/NJ, 141st Series[1]	5.000	09/01/2021	09/01/2015A	6,154,331
17,800,000	Port Authority NY/NJ, 143rd Series[1]	5.000	10/01/2030	04/01/2016A	18,271,166
2,100,000	Port Authority NY/NJ, 151st Series[1]	6.000	09/15/2028	03/15/2018A	2,330,496
5,730,000	Port Authority NY/NJ, 152nd Series[1]	5.750	11/01/2030	05/01/2018A	6,133,736
250,000	Port Authority NY/NJ, 152nd Series[1]	5.000	11/01/2023	05/01/2018A	272,240
7,080,000	Port Authority NY/NJ, 169th Series[1]	5.000	10/15/2019	10/15/2019	8,218,676
10,000,000	Port Authority NY/NJ, 172nd Series[1]	5.000	10/01/2028	04/01/2022A	10,633,200
7,800,000	Port Authority NY/NJ, 172nd Series[1]	5.000	10/01/2031	04/01/2022A	8,117,772
13,075,000	Port Authority NY/NJ, 172nd Series[1]	5.000	10/01/2030	04/01/2022A	13,692,663
7,005,000	Port Authority NY/NJ, 172nd Series[1]	5.000	10/01/2025	04/01/2022A	7,696,323
2,780,000	Port Authority NY/NJ, 37th Series[1]	5.500	07/15/2019	07/15/2014A	2,916,748
905,000	Poughkeepsie, NY IDA (Eastman & Bixby Redevel. Corp.)[1]	5.900	08/01/2020	10/31/2013A	907,081
25,000	Queensbury, NY Union Free School District[1]	5.000	06/15/2016	12/15/2013A	25,252
100,000	Ramapo, NY Central School District[1]	4.125	07/15/2021	10/31/2013A	100,157
1,200,000	Rensselaer County, NY IDA (Franciscan Heights)[1]	5.375	12/01/2025	12/01/2014A	1,253,220
865,000	Rensselaer County, NY IDA (Rensselaer Polytechnical Institute)[1]	5.125	08/01/2029	10/31/2013A	865,406

20	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS      Unaudited / (Continued)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
$320,000	Rensselaer County, NY IDA (Rensselaer Polytechnical Institute)[1]	5.125%	08/01/2027	10/31/2013A	$320,237
50,000	Rensselaer County, NY IDA (Rensselaer Polytechnical Institute)[1]	5.500	08/01/2022	10/31/2013A	50,090
50,000	Rensselaer County, NY Tobacco Asset Securitization Corp.[1]	5.500	06/01/2015	10/31/2013A	50,001
905,000	Rensselaer County, NY Tobacco Asset Securitization Corp.[1]	5.200	06/01/2025	12/24/2013B	859,714
1,490,000	Rensselaer County, NY Tobacco Asset Securitization Corp.[1]	5.750	06/01/2043	10/31/2013A	1,502,635
5,845,000	Rensselaer, NY Municipal Leasing Corp. (Rensselaer County Nursing Home)[1]	5.875	06/01/2022	06/01/2014A	5,941,618
230,000	Rensselaer, NY Municipal Leasing Corp. (Rensselaer County Nursing Home)[1]	5.000	06/01/2019	06/01/2014A	233,965
600,000	Rockland County, NY GO	5.000	12/15/2022	12/15/2022	648,936
100,000	Rockland County, NY GO1	4.000	10/01/2017	10/31/2013A	100,291
575,000	Rockland County, NY GO	5.000	12/15/2020	12/15/2020	628,636
575,000	Rockland County, NY GO	5.000	12/15/2019	12/15/2019	631,091
15,000	Rockland County, NY Solid Waste Management Authority	5.625	12/15/2014	10/31/2013A	15,063
5,595,000	Rockland County, NY Tobacco Asset Securitization Corp.[1]	5.500	08/15/2025	12/19/2014B	5,454,286
150,000	Rockland County, NY Tobacco Asset Securitization Corp.[1]	5.625	08/15/2035	01/25/2021B	146,595
500,000	Saratoga County, NY IDA (Saratoga Hospital/Saratoga Care/Benedict Community Health Center)[1]	5.000	12/01/2014	12/01/2014	523,585
100,000	Saratoga, NY IDA (Skidmore College)[1]	4.500	07/01/2019	10/31/2013A	100,253
50,000	Seneca County, NY IDA (New York Chiropractic College)[1]	4.000	10/01/2015	10/01/2015	52,731
50,000	Smithtown, NY Central School District[1]	4.125	11/01/2024	11/01/2013A	50,171
5,000	SONYMA, Series 105	4.250	10/01/2017	10/31/2013A	5,009
10,000	SONYMA, Series 109[1]	4.900	10/01/2028	10/31/2013A	10,004
22,005,000	SONYMA, Series 116[1]	4.750	10/01/2029	04/01/2014A	22,030,306
5,000,000	SONYMA, Series 116[1]	4.300	10/01/2019	04/01/2014A	5,136,600
27,320,000	SONYMA, Series 116[1]	4.800	10/01/2034	04/01/2014A	27,352,511
1,460,000	SONYMA, Series 117[1]	3.900	10/01/2014	02/11/2014A	1,478,440
795,000	SONYMA, Series 133[1]	4.950	10/01/2021	04/01/2015A	808,730
45,000	SONYMA, Series 137[1]	4.700	10/01/2031	10/01/2015A	45,036
580,000	SONYMA, Series 145[1]	4.950	10/01/2023	04/01/2017A	597,412
2,485,000	SONYMA, Series 29[4]	5.450	10/01/2031	10/02/2015A	2,503,997
400,000	SONYMA, Series 31[1]	5.200	10/01/2021	10/31/2013A	400,456
555,000	SONYMA, Series 31[1,3]	5.300	10/01/2031	10/31/2013A	555,244
1,305,000	SONYMA, Series 44[1]	4.000	10/01/2021	10/01/2019A	1,340,757
405,000	Spring Valley, NY (Quality Redevel.)[1]	5.000	06/15/2022	06/15/2017A	446,926
385,000	Spring Valley, NY (Quality Redevel.)[1]	5.000	06/15/2021	06/15/2017A	427,473
310,000	Spring Valley, NY GO1	5.000	05/01/2021	05/01/2015A	325,897
335,000	Spring Valley, NY GO1	5.000	05/01/2023	05/01/2015A	350,296
325,000	Spring Valley, NY GO1	5.000	05/01/2022	05/01/2015A	340,623
365,000	Spring Valley, NY GO1	5.000	05/01/2025	05/01/2015A	372,975
300,000	Spring Valley, NY GO1	5.000	05/01/2020	05/01/2015A	316,452
350,000	Spring Valley, NY GO1	5.000	05/01/2024	05/01/2015A	362,351

21	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS      Unaudited / (Continued)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
$1,050,000	St. Lawrence County, NY IDA (Clarkson University)	5.250%	09/01/2033	03/01/2022A	$1,102,395
2,275,000	St. Lawrence County, NY IDA (Curran Renewable Energy)[1]	6.200	12/01/2017	12/01/2015B	2,091,316
920,000	St. Lawrence County, NY IDA (St. Lawrence University)	5.000	07/01/2025	01/01/2023A	1,033,666
300,000	St. Lawrence County, NY IDA (St. Lawrence University)	5.000	07/01/2024	01/01/2023A	341,268
1,345,000	St. Lawrence County, NY IDA (St. Lawrence University)	5.000	07/01/2027	01/01/2023A	1,473,152
1,455,000	St. Lawrence County, NY IDA (St. Lawrence University)	5.000	07/01/2029	01/01/2023A	1,563,019
50,000	Suffolk County, NY Economic Devel. (Family Residences Essential Enterprises)[1,3]	6.000	10/01/2015	10/27/2014B	49,529
280,000	Suffolk County, NY Economic Devel. (Family Residences Essential Enterprises), Series A1	6.375	12/01/2018	12/01/2013A	284,256
13,225,000	Suffolk County, NY Economic Devel. Corp. (Catholic Health Services)[1]	5.000	07/01/2028	07/01/2021A	13,509,470
415,000	Suffolk County, NY Economic Devel. Corp. (Family Residences Essential Enterprises)[1]	6.750	06/01/2027	12/08/2021B	394,893
295,000	Suffolk County, NY IDA (ALIA-CCDRCA)[1]	7.000	06/01/2016	12/01/2013A	295,245
95,000	Suffolk County, NY IDA (ALIA-Civic Facility)[1]	6.000	11/01/2017	05/01/2015B	92,697
390,000	Suffolk County, NY IDA (ALIA-Civic Facility)[1]	6.000	11/01/2017	07/17/2015B	380,547
200,000	Suffolk County, NY IDA (ALIA-IGHL)[1]	5.950	11/01/2022	12/23/2018B	186,642
300,000	Suffolk County, NY IDA (ALIA-NYS ARC)[1]	5.950	11/01/2022	11/28/2019B	279,963
300,000	Suffolk County, NY IDA (ALIA-WORCA)[1]	5.950	11/01/2022	03/31/2019B	279,963
300,000	Suffolk County, NY IDA (Catholic Charities)[1]	6.000	10/01/2020	07/14/2017B	287,091
300,000	Suffolk County, NY IDA (DDI)[1]	6.000	10/01/2020	07/17/2017B	287,091
300,000	Suffolk County, NY IDA (DDI)[1]	6.000	10/01/2020	07/16/2017B	287,091
1,065,000	Suffolk County, NY IDA (Dowling College)[1]	5.000	06/01/2018	06/01/2016A	1,081,539
1,180,000	Suffolk County, NY IDA (Dowling College)[1]	4.750	06/01/2026	07/04/2024B	1,089,777
2,915,000	Suffolk County, NY IDA (Dowling College)[1]	6.700	12/01/2020	10/31/2013A	2,915,904
400,000	Suffolk County, NY IDA (Independent Group Home Living)[1,3]	6.000	10/01/2020	07/21/2017B	382,788
3,500,000	Suffolk County, NY IDA (Keyspan-Port Jefferson Center)[1]	5.250	06/01/2027	10/31/2013A	3,527,160
55,000	Suffolk County, NY IDA (L.I. Network Community Services)[1]	7.000	02/01/2014	02/01/2014	55,247
75,000	Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)[1]	6.250	11/01/2016	11/01/2013A	75,012
205,000	Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)[1]	6.250	11/01/2016	05/16/2015B	206,400
1,000,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.250	03/01/2021	03/01/2015A	1,026,570

22	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS      Unaudited / (Continued)

Principal Amount		Coupon		Maturity	Effective Maturity*	Value
$700,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.250%		03/01/2017	03/01/2015A	$731,297
700,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.250		03/01/2019	03/01/2015A	723,597
720,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.250		03/01/2020	03/01/2015A	741,946
1,000,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.250		03/01/2018	03/01/2015A	1,038,280
1,650,000	Suffolk County, NY IDA (Nissequogue Cogeneration Partners)[1]	5.500		01/01/2023	04/23/2019B	1,553,920
230,000	Suffolk County, NY IDA (Pederson-Krager Center)[1]	6.400		02/01/2015	08/10/2014B	226,274
390,000	Suffolk County, NY IDA (Pederson-Krager Center)[1]	6.375		11/01/2015	11/20/2014B	380,227
15,000	Suffolk County, NY IDA (South Country Library)[1]	4.750		01/01/2019	10/31/2013A	15,032
200,000	Suffolk County, NY IDA (Suffolk Hotels)[1]	6.000		10/01/2020	07/10/2017B	191,394
300,000	Suffolk County, NY IDA (WORCA)[1,3]	6.000		10/01/2020	07/25/2017B	287,091
1,145,000	Suffolk, NY Tobacco Asset Securitization Corp.[1]	5.000		06/01/2021	06/01/2021	1,255,653
100,000	Syracuse, NY Hsg. Authority[1]	5.400		09/01/2023	09/01/2014A	102,730
75,000	Syracuse, NY Hsg. Authority[1]	5.400		09/01/2020	03/01/2014A	77,179
25,000	Syracuse, NY Hsg. Authority[1]	5.400		09/01/2017	03/01/2014A	25,822
30,000	Syracuse, NY Hsg. Authority[1]	5.400		09/01/2021	09/01/2014A	30,830
1,235,000	Syracuse, NY IDA (Carousel Center)	4.900	[6]	01/01/2018	06/22/2016B	967,227
25,000	Syracuse, NY IDA (Jewish Home of Central New York)[1]	7.375		03/01/2021	01/15/2018B	23,291
385,000	Syracuse, NY IDA (One Center Armory Garage)	6.750		12/01/2017	10/31/2013A	385,131
545,000	Tompkins, NY Health Care Corp. (Reconstruction Home)[1]	10.800		02/01/2028	02/01/2014A	571,814
85,000	Tompkins, NY Health Care Corp. (Reconstruction Home)[1]	5.875		02/01/2033	10/31/2013A	85,257
20,465,000	Troy, NY Capital Resource Corp. (Rensselaer Polytechnic Institute)[1]	5.000		09/01/2030	09/01/2020A	21,152,829
1,000,000	Troy, NY IDA (Rensselaer Polytechnic Institute)[1]	5.000		09/01/2031	09/01/2021A	1,039,720
10,000	Ulster County, NY GO1	5.400		11/15/2015	11/15/2013A	10,066
10,000	Ulster County, NY GO1	5.400		11/15/2013	11/15/2013	10,064
170,000	Ulster County, NY Res Rec[1]	5.000		03/01/2018	03/01/2016A	179,460
160,000	Ulster County, NY Res Rec[1]	5.000		03/01/2017	03/01/2016A	170,442
155,000	Ulster County, NY Res Rec[1]	5.000		03/01/2016	03/01/2016	166,284
830,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.450		06/01/2040	06/01/2027B	744,410
360,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.000		06/01/2040	09/06/2028B	319,302
10,075,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.750		06/01/2030	03/03/2020B	9,642,279
65,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.250		06/01/2025	03/09/2017B	63,445
3,000,000	Utica, NY IDA (Utica College Civic Facility)[1]	6.850		12/01/2031	12/01/2013A	3,004,440
50,000	Westchester County, NY GO1	5.375		12/15/2013	12/15/2013	50,546

23	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS      Unaudited / (Continued)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
$20,000	Westchester County, NY IDA (Clearview School)[1]	6.600%	01/01/2014	01/01/2014	$20,037
545,000	Westchester County, NY IDA (JDAM)[1]	6.750	04/01/2016	04/01/2014A	549,567
220,000	Westchester County, NY IDA (Purchase College Foundation Hsg. Corp.)	5.500	12/01/2015	10/07/2013A	222,420
135,000	Westchester County, NY IDA (Winward School)[1]	5.200	10/01/2021	10/31/2013A	135,149
10,700,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.000	06/01/2026	11/05/2017B	9,848,280
4,490,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	4.500	06/01/2021	12/10/2013B	4,439,577
75,000	White Plains, NY HDC (Battle Hill)[1]	6.650	02/01/2025	05/08/2020B	75,812
1,000,000	Yonkers, NY EDC (Charter School of Educational Excellence)[1]	6.000	10/15/2030	11/17/2024B	998,910
2,000,000	Yonkers, NY GO1	5.000	10/01/2023	10/01/2021A	2,224,040
60,000	Yonkers, NY GO1	5.000	08/01/2014	08/01/2014	62,041
1,000,000	Yonkers, NY GO1	5.000	10/01/2024	10/01/2021A	1,093,130
445,000	Yonkers, NY GO1	5.000	08/01/2015	08/01/2015	475,527
295,000	Yonkers, NY IDA (Michael Malotz Skilled Nursing Pavilion)[1]	5.650	02/01/2039	10/31/2013A	295,260
15,000	Yonkers, NY IDA (Michael Malotz Skilled Nursing Pavilion)[1]	5.450	02/01/2029	10/31/2013A	15,017
1,455,000	Yonkers, NY IDA (Monastery Manor Associates)[1]	5.000	04/01/2025	04/01/2015A	1,487,170
3,680,000	Yonkers, NY IDA (Sarah Lawrence College)[1]	5.750	06/01/2024	06/01/2019A	4,065,922
600,000	Yonkers, NY IDA (Sarah Lawrence College)[1]	6.000	06/01/2029	06/01/2019A	648,600
865,000	Yonkers, NY IDA (St. John’s Riverside Hospital)[1]	6.800	07/01/2016	10/31/2013A	866,652

					3,524,960,301
U.S. Possessions—26.9%
192,000	Guam EDA (TASC)[1]	5.300	05/15/2014	05/15/2014	197,956
3,200,000	Guam Education Financing Foundation COP (Guam Public School Facilities)[1]	4.500	10/01/2026	10/01/2026	2,755,264
6,000,000	Guam Government Business Privilege	5.000	01/01/2032	01/01/2022A	6,183,600
1,200,000	Guam Government Business Privilege[1]	5.000	01/01/2031	01/01/2022A	1,241,736
3,255,000	Guam Government Business Privilege	5.000	01/01/2028	01/01/2022A	3,432,495
1,435,000	Guam Government Business Privilege	5.000	01/01/2027	01/01/2022A	1,530,772
8,750,000	Guam International Airport Authority	6.000	10/01/2023	08/01/2018A	9,220,838
3,185,000	Guam Power Authority, Series A	5.000	10/01/2025	10/01/2022A	3,512,418
900,000	Guam Power Authority, Series A	5.000	10/01/2019	10/01/2019	1,032,669
2,690,000	Guam Power Authority, Series A	5.000	10/01/2026	10/01/2022A	2,932,557
1,350,000	Guam Power Authority, Series A	5.000	10/01/2020	10/01/2020	1,555,267
2,345,000	Guam Power Authority, Series A	5.000	10/01/2022	10/01/2022	2,708,616
1,350,000	Guam Power Authority, Series A	5.000	10/01/2021	10/01/2021	1,556,132
2,595,000	Guam Power Authority, Series A	5.000	10/01/2027	10/01/2022A	2,800,758
170,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)[1]	5.250	06/01/2032	05/26/2018B	144,182
9,150,000	Puerto Rico Aqueduct & Sewer Authority	5.500	07/01/2028	07/01/2028	6,940,824
15,250,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.250	07/01/2024	07/01/2024	11,908,115
72,885,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500	05/15/2039	07/11/2027B	66,458,730
181,965,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375	05/15/2033	07/23/2017B	173,636,462

24	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS      Unaudited / (Continued)

Principal Amount		Coupon		Maturity	Effective Maturity*	Value
$200,000	Puerto Rico Children’s Trust Fund (TASC)	4.250%		05/15/2014	10/31/2013A	$200,452
30,755,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625		05/15/2043	11/14/2032B	26,666,123
2,715,000	Puerto Rico Commonwealth GO1	5.250		07/01/2022	07/01/2022	2,194,887
400,000	Puerto Rico Commonwealth GO1	1.963		07/01/2021	01/01/2014A	295,412
13,100,000	Puerto Rico Commonwealth GO1	5.500		07/01/2023	07/01/2023	10,587,551
500,000	Puerto Rico Commonwealth GO1	5.250		07/01/2020	07/01/2020	429,725
2,995,000	Puerto Rico Commonwealth GO1	5.125		07/01/2031	07/01/2031	2,145,558
15,000	Puerto Rico Commonwealth GO1	5.250		07/01/2029	07/01/2029	11,038
4,795,000	Puerto Rico Commonwealth GO1	5.250		07/01/2022	07/01/2022	3,876,422
5,000,000	Puerto Rico Commonwealth GO1	5.000		07/01/2021	07/01/2021	4,099,650
270,000	Puerto Rico Commonwealth GO1	5.250		07/01/2024	07/01/2024	207,398
1,400,000	Puerto Rico Commonwealth GO1	5.375		07/01/2030	07/01/2030	996,002
4,575,000	Puerto Rico Commonwealth GO1	5.250		07/01/2023	07/01/2023	3,622,531
9,880,000	Puerto Rico Commonwealth GO1	5.250		07/01/2027	07/01/2027	7,339,160
14,850,000	Puerto Rico Commonwealth GO1	5.250		07/01/2024	07/01/2024	11,406,879
6,750,000	Puerto Rico Commonwealth GO1	5.250		07/01/2032	07/01/2032	4,863,848
21,785,000	Puerto Rico Commonwealth GO1	5.250		07/01/2025	07/01/2025	16,318,272
4,155,000	Puerto Rico Commonwealth GO1	2.083		07/01/2020	07/01/2020	3,554,436
2,430,000	Puerto Rico Commonwealth GO1	5.250		07/01/2021	07/01/2021	2,026,790
11,735,000	Puerto Rico Commonwealth GO1	5.250		07/01/2032	10/02/2031B	8,455,889
2,840,000	Puerto Rico Commonwealth GO1	5.250		07/01/2030	05/09/2029B	2,020,575
5,000,000	Puerto Rico Commonwealth GO1	5.250		07/01/2030	07/01/2030	3,557,350
34,755,000	Puerto Rico Commonwealth GO1	4.750		12/01/2015	12/01/2015	34,185,018
7,000,000	Puerto Rico Commonwealth GO1	5.250		01/01/2015	01/01/2015	6,950,160
440,000	Puerto Rico Commonwealth GO1	5.500		07/01/2020	07/01/2020	409,614
1,950,000	Puerto Rico Commonwealth GO1	6.500		07/01/2037	08/26/2036B	1,517,002
4,400,000	Puerto Rico Commonwealth GO1	2.063		07/01/2019	07/01/2019	3,869,712
2,890,000	Puerto Rico Commonwealth GO1	6.000		07/01/2027	06/17/2026B	2,538,489
10,000,000	Puerto Rico Commonwealth GO1	6.000		07/01/2029	07/01/2029	7,893,600
250,000	Puerto Rico Commonwealth GO	3.374	[6]	07/01/2015	07/01/2015	222,183
165,000	Puerto Rico Commonwealth GO1	5.000		07/01/2024	07/01/2024	123,887
25,000	Puerto Rico Commonwealth GO1	5.000		07/01/2028	08/06/2026B	17,967
1,950,000	Puerto Rico Commonwealth GO1	5.500		07/01/2019	07/01/2019	1,844,076
240,000	Puerto Rico Commonwealth GO1	5.500		07/01/2026	07/01/2026	182,325
100,000	Puerto Rico Commonwealth GO1	5.500		07/01/2016	07/01/2016	99,388
600,000	Puerto Rico Commonwealth GO1	6.000		07/01/2038	08/12/2036B	437,262
12,600,000	Puerto Rico Commonwealth GO1	2.043		07/01/2018	07/01/2018	11,442,564
5,000,000	Puerto Rico Convention Center Authority[1]	5.000		07/01/2018	07/01/2018	4,529,600
150,000	Puerto Rico Convention Center Authority[1]	5.000		07/01/2023	07/01/2023	111,723
11,595,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2025	07/01/2025	9,025,896
33,580,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2028	07/01/2028	25,303,873
10,920,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2023	07/01/2023	8,646,565
28,360,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2022	07/01/2022	23,003,363
11,490,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2024	07/01/2024	8,996,211
24,000,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2027	07/01/2027	18,148,560
4,905,000	Puerto Rico Electric Power Authority, Series CCC[1]	5.250		07/01/2028	07/01/2028	3,696,114

25	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS      Unaudited / (Continued)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
$100,000	Puerto Rico Electric Power Authority, Series DDD[1]	5.000%	07/01/2022	07/01/2022	$79,580
2,915,000	Puerto Rico Electric Power Authority, Series LL1	5.500	07/01/2017	07/01/2017	2,863,579
500,000	Puerto Rico Electric Power Authority, Series PP1	5.000	07/01/2024	07/01/2024	419,075
285,000	Puerto Rico Electric Power Authority, Series RR1	5.000	07/01/2021	07/01/2021	250,769
280,000	Puerto Rico Electric Power Authority, Series RR1	5.000	07/01/2024	07/01/2024	234,682
50,000	Puerto Rico Electric Power Authority, Series RR1	5.000	07/01/2022	07/01/2022	43,193
175,000	Puerto Rico Electric Power Authority, Series SS1	5.000	07/01/2017	07/01/2017	169,013
100,000	Puerto Rico Electric Power Authority, Series SS1	5.000	07/01/2022	07/01/2022	86,386
830,000	Puerto Rico Electric Power Authority, Series SS1	5.000	07/01/2023	07/01/2023	705,616
12,500,000	Puerto Rico Electric Power Authority, Series WW1	5.250	07/01/2025	07/01/2025	9,730,375
500,000	Puerto Rico Electric Power Authority, Series ZZ1	5.250	07/01/2026	07/01/2026	384,110
3,425,000	Puerto Rico HFA[1]	4.600	12/01/2024	12/01/2013A	3,441,269
34,405,000	Puerto Rico HFA[1]	4.650	12/01/2023	12/01/2013A	34,659,941
85,000	Puerto Rico HFA[1]	5.000	12/01/2020	12/01/2013A	85,688
5,100,000	Puerto Rico HFA Capital Fund Modernization (Puerto Rico Public Hsg.)[1]	5.125	12/01/2027	08/17/2025B	5,087,760
7,995,000	Puerto Rico Highway & Transportation Authority[1]	5.750	07/01/2022	07/01/2022	6,734,189
425,000	Puerto Rico Highway & Transportation Authority[1]	5.000	07/01/2028	02/20/2026B	305,443
180,000	Puerto Rico Highway & Transportation Authority[1]	5.000	07/01/2018	01/21/2017B	170,010
7,000,000	Puerto Rico Highway & Transportation Authority[1]	5.750	07/01/2024	07/01/2024	5,619,320
135,000	Puerto Rico Highway & Transportation Authority[1]	5.000	07/01/2023	07/01/2023	103,553
90,000	Puerto Rico Highway & Transportation Authority[1]	5.000	07/01/2022	01/22/2021B	71,384
425,000	Puerto Rico Highway & Transportation Authority	5.750	07/01/2019	07/01/2019	374,412
160,000	Puerto Rico Highway & Transportation Authority[1]	5.000	07/01/2025	07/01/2025	116,944
90,000	Puerto Rico Highway & Transportation Authority[1]	5.000	07/01/2028	08/06/2026B	65,108
5,060,000	Puerto Rico Highway & Transportation Authority[1]	5.750	07/01/2021	07/01/2021	4,257,332
835,000	Puerto Rico Highway & Transportation Authority[1]	5.000	07/01/2027	12/28/2026B	740,620
100,000	Puerto Rico Highway & Transportation Authority[1]	5.250	07/01/2017	07/01/2017	94,539
230,000	Puerto Rico Highway & Transportation Authority[1]	5.750	07/01/2020	07/01/2020	197,862
50,000	Puerto Rico Highway & Transportation Authority[1]	5.000	07/01/2028	02/20/2026B	39,558

26	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS      Unaudited / (Continued)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
$2,900,000	Puerto Rico Highway & Transportation Authority[1]	5.250%	07/01/2018	07/01/2018	$2,640,595
45,000	Puerto Rico Highway & Transportation Authority[1]	5.250	07/01/2014	01/01/2014A	45,000
5,400,000	Puerto Rico Highway & Transportation Authority[1]	2.874	07/01/2028	07/01/2028	3,163,968
25,000	Puerto Rico Highway & Transportation Authority[1]	5.750	07/01/2019	07/01/2019	21,731
400,000	Puerto Rico Highway & Transportation Authority, Series G1	5.250	07/01/2019	07/01/2019	350,348
100,000	Puerto Rico Highway & Transportation Authority, Series I1	5.000	07/01/2023	07/01/2023	77,541
16,725,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000	07/01/2026	07/01/2026	12,098,363
11,000,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000	07/01/2022	07/01/2022	8,724,650
12,760,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000	07/01/2024	07/01/2024	9,580,591
12,275,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000	07/01/2023	07/01/2023	9,518,158
4,355,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000	07/01/2021	07/01/2021	3,570,795
14,545,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000	07/01/2025	07/01/2025	10,630,940
185,000	Puerto Rico Industrial Devel. Company, Series B	5.375	07/01/2016	12/31/2013A	184,998
5,000,000	Puerto Rico Infrastructure[1]	5.500	07/01/2021	07/01/2021	4,199,300
16,550,000	Puerto Rico Infrastructure[1]	6.000	12/15/2026	12/15/2026	13,655,074
780,000	Puerto Rico Infrastructure[1]	5.000	07/01/2019	07/01/2019	655,980
50,000	Puerto Rico Infrastructure (Mepsi Campus)[1,3]	5.600	10/01/2014	10/01/2014	49,664
1,055,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	6.250	10/01/2024	10/01/2024	952,254
1,250,000	Puerto Rico Infrastructure Financing Authority[1]	5.500	07/01/2016	07/01/2016	1,188,275
4,250,000	Puerto Rico Infrastructure Financing Authority[1]	5.500	07/01/2023	07/01/2023	3,420,272
2,500,000	Puerto Rico Infrastructure Financing Authority[1]	5.250	12/15/2026	12/15/2026	1,844,475
650,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2022	04/01/2022	589,446
1,155,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2018	04/01/2018	1,126,414
2,000,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2017	04/01/2017	1,978,540
650,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2021	04/01/2021	601,919
2,500,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2016	04/01/2016	2,492,175
1,165,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2019	04/01/2019	1,116,862
34,610,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625	06/01/2026	10/17/2024B	31,420,689
20,000	Puerto Rico ITEMECF (Guaynabo Municipal Government Center)	5.625	07/01/2015	10/31/2013A	20,072

27	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS      Unaudited / (Continued)

Principal Amount		Coupon		Maturity	Effective Maturity*	Value
$15,645,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)[1]	6.250%		07/01/2026	07/01/2016A	$16,320,395
475,000	Puerto Rico ITEMECF (Hospital de la Concepcion)[1]	6.375		11/15/2015	10/31/2013A	476,905
2,000,000	Puerto Rico ITEMECF (Hospital de la Concepcion)[1]	6.500		11/15/2020	10/31/2013A	2,010,180
75,000	Puerto Rico ITEMECF (Hospital de la Concepcion)[1]	6.125		11/15/2025	10/31/2013A	75,736
500,000	Puerto Rico ITEMECF (International American University)	5.000		10/01/2021	10/01/2021	501,880
2,575,000	Puerto Rico ITEMECF (Ryder Memorial Hospital)[1]	6.700		05/01/2024	05/11/2020B	2,410,046
365,000	Puerto Rico ITEMECF (University of the Sacred Heart)	5.000		10/01/2021	10/01/2021	336,121
415,000	Puerto Rico ITEMECF (University of the Sacred Heart)	5.000		10/01/2022	10/01/2022	374,256
2,190,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625		07/01/2015	01/01/2014A	2,190,372
2,445,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625		07/01/2017	07/01/2017	2,411,992
355,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625		07/01/2018	07/01/2018	344,272
1,875,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625		07/01/2019	07/01/2019	1,784,194
2,215,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625		07/01/2016	07/01/2016	2,172,871
125,000	Puerto Rico Municipal Finance Agency, Series A1	5.250		08/01/2017	08/01/2017	124,787
20,000	Puerto Rico Municipal Finance Agency, Series A1	4.750		08/01/2022	08/01/2022	18,082
500,000	Puerto Rico Municipal Finance Agency, Series A1	5.000		08/01/2027	03/12/2025B	443,165
70,000	Puerto Rico Municipal Finance Agency, Series A1	5.250		08/01/2021	08/01/2021	66,526
230,000	Puerto Rico Municipal Finance Agency, Series A	5.500		07/01/2017	10/31/2013A	230,018
10,000,000	Puerto Rico Municipal Finance Agency, Series A1	5.250		08/01/2024	08/01/2024	7,665,300
9,400,000	Puerto Rico Municipal Finance Agency, Series A1	5.250		08/01/2023	08/01/2023	7,373,736
10,245,000	Puerto Rico Municipal Finance Agency, Series C1	5.250		08/01/2018	08/01/2018	10,139,272
50,000	Puerto Rico Public Buildings Authority[1]	6.250		07/01/2026	07/01/2026	40,897
3,035,000	Puerto Rico Public Buildings Authority[1]	5.500		07/01/2018	07/01/2018	2,809,348
50,000	Puerto Rico Public Buildings Authority[1]	5.750		07/01/2017	07/01/2017	46,437
3,020,000	Puerto Rico Public Buildings Authority[1]	5.500		07/01/2017	07/01/2017	2,836,444
2,060,000	Puerto Rico Public Buildings Authority[1]	5.500		07/01/2021	07/01/2021	1,730,112
1,270,000	Puerto Rico Public Buildings Authority[1]	6.250		07/01/2023	07/01/2023	1,091,946
2,425,000	Puerto Rico Public Buildings Authority[1]	5.500		07/01/2024	07/01/2024	1,904,716
150,000	Puerto Rico Public Buildings Authority[1]	5.750		07/01/2015	07/01/2015	149,553
7,160,000	Puerto Rico Public Buildings Authority[1]	5.500		07/01/2016	07/01/2016	6,806,439
3,255,000	Puerto Rico Public Buildings Authority[1]	5.500		07/01/2025	07/01/2025	2,483,435
1,400,000	Puerto Rico Public Buildings Authority[1]	5.750	[2]	07/01/2034	07/01/2017C	1,287,510
14,280,000	Puerto Rico Public Buildings Authority[1]	5.250		07/01/2029	03/02/2028B	10,457,958
31,150,000	Puerto Rico Public Buildings Authority[1]	7.000		07/01/2025	04/13/2025B	26,985,868
13,195,000	Puerto Rico Public Buildings Authority[1]	5.500		07/01/2026	07/01/2026	9,982,149
3,020,000	Puerto Rico Public Buildings Authority[1]	6.000		07/01/2020	07/01/2020	2,640,386
3,490,000	Puerto Rico Public Buildings Authority[1]	5.750		07/01/2022	07/01/2022	2,909,997
13,645,000	Puerto Rico Public Buildings Authority[1]	7.000		07/01/2021	07/01/2021	12,439,737

28	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS      Unaudited / (Continued)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
$1,250,000	Puerto Rico Public Buildings Authority[1]	5.500%[2]	07/01/2035	07/01/2017C	$1,163,275
275,000	Puerto Rico Public Buildings Authority[1]	5.125	07/01/2024	02/02/2024B	208,857
205,030,000	Puerto Rico Public Finance Corp., Series A1	6.500	08/01/2028	12/12/2027B	171,150,843
73,575,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.125	08/01/2029	08/01/2029	66,842,152
19,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.625	08/01/2030	08/01/2030	16,748,690
2,750,000	University of Puerto Rico[1]	5.000	06/01/2026	06/01/2026	2,030,078
4,080,000	University of Puerto Rico[1]	5.000	06/01/2025	06/01/2025	3,050,820
8,500,000	University of Puerto Rico, Series P1	5.000	06/01/2022	06/01/2022	6,691,795
5,645,000	University of Puerto Rico, Series P1	5.000	06/01/2030	12/23/2028B	3,919,606
3,725,000	University of Puerto Rico, Series P1	5.000	06/01/2024	06/01/2024	2,830,888
7,470,000	University of Puerto Rico, Series P1	5.000	06/01/2021	06/01/2021	6,024,928
2,490,000	University of Puerto Rico, Series Q1	5.000	06/01/2019	06/01/2019	2,176,783
3,515,000	University of Puerto Rico, Series Q1	5.000	06/01/2021	06/01/2021	2,835,023
300,000	University of Puerto Rico, Series Q1	5.000	06/01/2030	12/22/2028B	208,305
4,930,000	University of Puerto Rico, Series Q1	5.000	06/01/2018	06/01/2018	4,458,594
8,410,000	University of Puerto Rico, Series Q1	5.000	06/01/2023	06/01/2023	6,464,767
100,000	University of Puerto Rico, Series Q1	5.000	06/01/2024	06/01/2024	75,997
45,000	V.I. Port Authority, Series A1	5.000	09/01/2023	10/31/2013A	45,144
2,805,000	V.I. Port Authority, Series A1	5.250	09/01/2018	10/31/2013A	2,814,902
850,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2024	10/01/2016A	876,494
4,520,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2031	07/25/2030B	4,399,678
3,670,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2025	10/01/2016A	3,761,897
50,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2027	10/01/2016A	50,370
1,715,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2026	10/01/2016A	1,742,920
3,330,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2023	10/01/2016A	3,451,012
3,900,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan)[1]	5.000	10/01/2033	04/06/2033B	3,770,754
325,000	V.I. Public Finance Authority (Matching Fund Loan Note)[1]	5.250	10/01/2019	10/01/2014A	334,662
1,350,000	V.I. Public Finance Authority (Matching Fund Loan Note)[1]	5.000	10/01/2025	10/01/2020A	1,422,886
1,075,000	V.I. Public Finance Authority (Matching Fund Loan Note)[1]	5.250	10/01/2021	10/01/2014A	1,099,414
620,000	V.I. Public Finance Authority (Matching Fund Loan Note)[1]	6.750	10/01/2037	10/01/2019A	681,560
1,500,000	V.I. Public Finance Authority (Matching Fund Loan Note)	5.000	10/01/2027	10/01/2022A	1,529,130
2,265,000	V.I. Public Finance Authority, Series A1	5.250	10/01/2022	10/01/2014A	2,311,931
1,425,000	V.I. Public Finance Authority, Series A1	5.000	10/01/2032	09/17/2031B	1,406,076
2,960,000	V.I. Public Finance Authority, Series A1	5.250	10/01/2023	10/01/2014A	3,015,441
1,000,000	V.I. Public Finance Authority, Series A1	5.250	10/01/2016	10/01/2014A	1,037,950
665,000	V.I. Public Finance Authority, Series A-1[1]	4.500	10/01/2024	10/01/2019A	686,526
2,000,000	V.I. Public Finance Authority, Series B1	5.000	10/01/2025	10/01/2019A	2,128,180

29	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS      Unaudited / (Continued)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
$20,000	V.I. Public Finance Authority, Series C1	5.000%	10/01/2022	10/01/2019A	$21,220
1,440,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	5.000	05/15/2031	12/20/2017B	1,334,016
80,000	V.I. Tobacco Settlement Financing Corp. (TASC)	4.950	05/15/2014	10/31/2013A	80,227
920,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	5.000	05/15/2021	04/03/2014B	889,382
100,000	V.I. Water & Power Authority[1]	5.000	07/01/2019	10/31/2013A	100,035
225,000	V.I. Water & Power Authority[1]	5.000	07/01/2018	10/31/2013A	225,137
100,000	V.I. Water & Power Authority[1]	4.500	07/01/2020	07/01/2020	98,111
125,000	V.I. Water & Power Authority[1]	4.500	07/01/2028	08/02/2026B	107,575
5,985,000	V.I. Water & Power Authority[1]	5.500	07/01/2017	10/31/2013A	5,998,167

					1,277,246,126

Total Municipal Bonds and Notes (Cost $5,055,733,917)					4,802,206,427

Shares
Common Stocks—0.1%
2,137	CMS Liquidating Trust (Cost $6,838,400)[7,8]				6,838,400
Total Investments, at Value (Cost $5,062,572,317)—100.9%					4,809,044,827
Liabilities in Excess of Other Assets—(0.9)					(41,070,387)

Net Assets—100.0%					$4,767,974,440

Footnotes to Statement of Investments

*	Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.
A.	Optional call date; corresponds to the most conservative yield calculation.
B.	Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.
C.	Date of mandatory put.
D.	Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.
1.	All or a portion of the security position has been segregated for collateral to cover borrowings.
2.	Represents the current interest rate for a variable or increasing rate security.
3.	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after September 30, 2013. See accompanying Notes.
4.	Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.
5.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.
6.	Zero coupon bond reflects effective yield on the date of purchase.
7.	Non-Income producing security.
8.	Received as a result of a corporate action.

To simplify the listings of securities, abbreviations are used per the table below:

ACDS	Assoc. for Children with Down Syndrome
AeFM	Aero Ft. Myers
AeH	Aero Harrisburg
AeHC	Aero Houston Central
AeJFK	Aero JFK
AeKC	Aero Kansas City
AeL	Aero Lauderdale

30	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS      Unaudited / (Continued)

ALIA	Alliance of Long Island Agencies
AOFMHS	Aurelia Osborn Fox Memorial Hospital Society
ARC	Assoc. of Retarded Citizens
BFCC	Brookdale Family Care Center
BID	Business Improvement District
BOCES	Board of Cooperative Educational Services
CCDRCA	Catholic Charities of the Diocese of Rockville Centre and Affiliates
CHSLI	Catholic Health Services of Long Island
CMA	Community Mainstreaming Associates, Inc.
Con Ed	Consolidated Edison Company
COP	Certificates of Participation
CRR	Center for Rapid Recovery
CSMR	Community Services for the Mentally Retarded
DA	Dormitory Authority
DDI	Developmental Disabilities Institute
DRIVERS	Derivative Inverse Tax Exempt Receipts
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.
EFC	Environmental Facilities Corp.
ERDA	Energy Research and Devel. Authority
FNHC	Ferncliff Nursing Home Company
FREE	Family Residences and Essential Enterprises
GO	General Obligation
GSHMC	Good Sumaritan Hospital Medical Center
HDC	Housing Devel. Corp.
HFA	Housing Finance Agency
HKSB	Hellen Keller Services for the Blind
IDA	Industrial Devel. Agency
IGHL	Independent Group Home for Living
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JDAM	Julia Dyckman Andrus Memorial
JFK	John Fitzgerald Kennedy
KR	Kateri Residence
L.I.	Long Island
LIFERS	Long Inverse Floating Exempt Receipts
LIJMC	Long Island Jewish Medical Center
LILCO	Long Island Lighting Corp.
MMC	Mercy Medical Center
MMWNHC	Mary Manning Walsh Nursing Home Company
MTA	Metropolitan Transportation Authority
NSLIJ	North Shore Long Island Jewish
NSUH	North Shore University Hospital
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
NYU	New York University
Res Rec	Resource Recovery Facility
RIBS	Residential Interest Bonds
ROLs	Residual Interest Bonds
SAVRS	Select Auction Variable Rate Securities
SCHRC	St. Charles Hospital and Rehabilitation Center
SFH	St. Frances Hospital
SONYMA	State of New York Mortgage Agency
TASC	Tobacco Settlement Asset-Backed Bonds
TFABs	Tobacco Flexible Amortization Bonds

31	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS      Unaudited / (Continued)

TIP	Transportation Infrastructure Properties
UDC	Urban Development Corporation
USBFCC	Urban Strategies Brookdale Family Care Center
USTA	United States Tennis Association
V.I.	United States Virgin Islands
WORCA	Working Organization for Retarded Children and Adults
YMCA	Young Men’s Christian Assoc.

32	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS       Unaudited

The Fund has changed its name to Oppenheimer Rochester Limited Term New York Municipal Fund from Limited Term New York Municipal Fund.

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the

33	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS      Unaudited / (Continued)

Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a

34	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS      Unaudited / (Continued)

“mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of September 30, 2013, the Fund’s maximum exposure under such agreements is estimated at $80,140,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations, while interest payable on the related short-term floating rate securities is recorded as interest expense. At September 30, 2013, municipal bond holdings with a value of $170,262,883 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $86,000,000 in short-term floating rate securities issued and outstanding at that date.

At September 30, 2013, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 25,000,000	NY TSASC, Inc. (TFABs) LIFERS[3]	8.131%	6/1/26	$19,180,500
2,000,000	NYC GO DRIVERS	13.534	12/1/23	2,320,820
2,295,000	NYC GO ROLs[3]	18.215	6/1/23	2,945,104
14,345,000	NYC GO ROLs[3]	9.547	8/1/27	17,455,857
13,045,000	NYC GO ROLs[3]	9.549	8/1/27	15,874,461
11,485,000	NYC GO ROLs[3]	9.549	8/1/26	14,227,388
9,380,000	NYC GO ROLs[3]	9.549	8/1/26	11,619,756
620,000	SONYMA, Series 29 DRIVERS	17.554	10/1/31	638,997

				$84,262,883

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.
2.	Represents the current interest rate for the inverse floating rate security.
3.	Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities, and interest on the security is recorded as investment income on the Fund’s Statement of Operations.

35	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS      Unaudited / (Continued)

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 5% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $86,000,000 as of September 30, 2013.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of September 30, 2013, the Fund had sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Sold securities	$23,615,000

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of September 30, 2013 is as follows:

Cost	$3,205,394
Market Value	$1,985,886
Market Value as a % of Net Assets	0.04%

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

36	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS      Unaudited / (Continued)

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

37	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS      Unaudited / (Continued)

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

38	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS      Unaudited / (Continued)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of September 30, 2013 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
New York	$—	$3,524,960,301	$—	$3,524,960,301
U.S. Possessions	—	1,277,246,126	—	1,277,246,126
Common Stocks	—	—	6,838,400	6,838,400

Total Assets	$—	$4,802,206,427	$6,838,400	$4,809,044,827

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 3*	Transfers out of Level 2*
Assets Table

Common Stocks	$6,838,400	$(6,838,400)

Total Assets	$6,838,400	$(6,838,400)

*Transferred	from Level 2 to Level 3 because of the lack of observable market data.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2013 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

39	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS      Unaudited / (Continued)

Federal tax cost of securities	$4,973,378,668 [1]

Gross unrealized appreciation	$51,808,517
Gross unrealized depreciation	(305,360,176)

Net unrealized depreciation	$(253,551,659)

1.	The Federal tax cost of securities does not include cost of $89,217,818, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note above.

40	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 9/30/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of
1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rochester Portfolio Series

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	11/11/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	11/11/2013

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	11/11/2013